UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03313

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Jill M. Stevenson, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:        800-677-3863

Date of fiscal period end:        August 31

Date of reporting period:        February 29, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

SEMIANNUAL REPORT

February 29, 2012

Money Market

Funds

An investment in money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (common stock, bonds, etc.) and by industry classification (banking, communications, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and present the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios and net investment income ratios. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT	1

Holdings Summaries

Government Obligations Fund

Portfolio Allocation as of February 29, 20121 (% of net assets)

Government Agency Debt	60.2%
Government Agency Repurchase Agreements	20.8
Treasury Repurchase Agreements	15.2
Treasury Debt	4.9
Other Assets and Liabilities, Net[2]	(1.1)

100.0%

Prime Obligations Fund

Portfolio Allocation as of February 29, 20121 (% of net assets)

Certificates of Deposit	19.6%
Government Agency Repurchase Agreements	16.3
Other Notes	14.1
Financial Company Commercial Paper	8.4
Government Agency Debt	7.9
Asset Backed Commercial Paper	7.4
Variable Rate Demand Notes	6.9
Treasury Debt	6.5
Treasury Repurchase Agreement	5.7
Investment Companies	3.1
Other Repurchase Agreements	2.7
Other Assets and Liabilities, Net[2]	1.4

100.0%

Tax Free Obligations Fund

Portfolio Allocation as of February 29, 20121,3 (% of net assets)

Municipal Debt	101.7%
Other Assets and Liabilities, Net[2]	(1.7)

100.0%

Treasury Obligations Fund

Portfolio Allocation as of February 29, 20121 (% of net assets)

Treasury Repurchase Agreements	64.9%
Treasury Debt	35.0
Other Assets and Liabilities, Net[2]	0.1

100.0%

U.S. Treasury Money Market Fund

Portfolio Allocation as of February 29, 20121 (% of net assets)

Treasury Debt	100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]

Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	See note 4 in Notes to Financial Statements for additional information on the portfolio characteristics of the fund.

2	FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT

Expense Examples

Expense Example

As a shareholder of one or more of the funds, you incur ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from September 1, 2011 to February 29, 2012.

Actual Expenses

For each class of each fund, two lines are presented in the table below – the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Government Obligations Fund

	Beginning Account Value (9/01/11)	Ending Account Value (2/29/12)	Expenses Paid During Period[1] (9/01/11 to 2/29/12)

Class A Actual[2]	$1,000.00	$1,000.00	$0.70
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.17	$0.70

Class D Actual[2]	$1,000.00	$1,000.00	$0.70
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.17	$0.70

Class Y Actual[2]	$1,000.00	$1,000.00	$0.70
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.17	$0.70

Class Z Actual[2]	$1,000.00	$1,000.00	$0.70
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.17	$0.70

Institutional Investor Class Actual[2]	$1,000.00	$1,000.00	$0.70
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.17	$0.70

[1]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.14%, 0.14%, 0.14%, 0.14%, and 0.14% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[2]

Based on the actual returns for the six-month period ended February 29, 2012 of 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT	3

Expense Examples

Prime Obligations Fund

	Beginning Account Value (9/01/11)	Ending Account Value (2/29/12)	Expenses Paid During Period[1] (9/01/11 to 2/29/12)

Class A Actual[2]	$1,000.00	$1,000.00	$1.19
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.67	$1.21

Class D Actual[2]	$1,000.00	$1,000.00	$1.19
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,023.67	$1.21

Class I Actual[2]	$1,000.00	$1,000.00	$1.19
Class I Hypothetical (5% return before expenses)	$1,000.00	$1,023.67	$1.21

Class Y Actual[2]	$1,000.00	$1,000.00	$1.24
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.62	$1.26

Class Z Actual[2]	$1,000.00	$1,000.25	$0.99
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.01

Institutional Investor Class Actual[2]	$1,000.00	$1,000.00	$1.19
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.67	$1.21

[1]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.24%, 0.24%, 0.24%, 0.25%, 0.20%, and 0.24% for Class A, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[2]

Based on the actual returns for the six-month period ended February 29, 2012 of 0.00%, 0.00%, 0.00%, 0.00%, 0.02%, and 0.00% for Class A, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively.

Tax Free Obligations Fund

	Beginning Account Value (9/01/2011)	Ending Account Value (2/29/12)	Expenses Paid During Period[3] (9/01/2011 to 2/29/12)

Class A Actual[4]	$1,000.00	$1,000.00	$0.60
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.27	$0.60

Class D Actual[4]	$1,000.00	$1,000.00	$0.60
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.27	$0.60

Class Y Actual[4]	$1,000.00	$1,000.00	$0.60
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.27	$0.60

Class Z Actual[4]	$1,000.00	$1,000.00	$0.65
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.22	$0.65

Institutional Investor Class Actual[4]	$1,000.00	$1,000.00	$0.60
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.27	$0.60

[3]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.12%, 0.12%, 0.12%, 0.13%, and 0.12% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[4]

Based on the actual returns for the six-month period ended February 29, 2012 of 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

4	FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT

Treasury Obligations Fund

	Beginning Account Value (9/01/11)	Ending Account Value (2/29/12)	Expenses Paid During Period[1] (9/01/11 to 2/29/12)

Class A Actual[2]	$1,000.00	$1,000.00	$0.45
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.42	$0.45

Class D Actual[2]	$1,000.00	$1,000.00	$0.45
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.42	$0.45

Class Y Actual[2]	$1,000.00	$1,000.00	$0.45
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.42	$0.45

Class Z Actual[2]	$1,000.00	$1,000.00	$0.45
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.42	$0.45

Institutional Investor Class Actual[2]	$1,000.00	$1,000.00	$0.45
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.42	$0.45

Reserve Class Actual[2]	$1,000.00	$1,000.00	$0.45
Reserve Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.42	$0.45

[1]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.09%, 0.09%, 0.09%, 0.09%, 0.09%, and 0.09% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[2]

Based on the actual returns for the six-month period ended February 29, 2012 of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively.

U.S. Treasury Money Market Fund

	Beginning Account Value (9/01/11)	Ending Account Value (2/29/12)	Expenses Paid During Period[3] (9/01/11 to 2/29/12)

Class A Actual[4]	$1,000.00	$1,000.00	$0.10
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.76	$0.10

Class D Actual[4]	$1,000.00	$1,000.00	$0.10
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.76	$0.10

Class Y Actual[4]	$1,000.00	$1,000.00	$0.10
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.76	$0.10

Class Z Actual[4]	$1,000.00	$1,000.00	$0.10
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.76	$0.10

Institutional Investor Class Actual[4]	$1,000.00	$1,000.00	$0.10
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.76	$0.10

[3]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.02%, 0.02%, 0.02%, 0.02%, and 0.02% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[4]

Based on the actual returns for the six-month period ended February 29, 2012 of 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT	5

Schedule of Investments	February 29, 2012 (unaudited), all dollars are rounded to thousands (000)

Government Obligations Fund

DESCRIPTION	PAR	VALUE >
Government Agency Debt – 60.2%
Bank of America (FDIC Insured)
3.125%, 06/15/2012	$50,000	$50,437
0.950%, 06/22/2012 r	25,000	25,047
Citibank (FDIC Insured)
0.567%, 09/21/2012 r	13,700	13,718
Citigroup (FDIC Insured)
2.125%, 04/30/2012	67,990	68,205
Citigroup Funding (FDIC Insured)
0.879%, 03/30/2012	80,000	80,025
1.875%, 10/22/2012	25,000	25,260
Federal Farm Credit Bank
0.200%, 03/23/2012 r	75,000	74,998
0.200%, 08/20/2012 r	55,975	55,986
0.180%, 09/20/2012 r	15,000	15,000
0.274%, 10/12/2012 r	18,300	18,303
0.140%, 03/27/2013 r	125,000	124,973
0.194%, 04/24/2013 r	50,000	49,997
0.240%, 06/19/2013 r	50,000	49,987
0.164%, 06/27/2013 r	25,000	24,993
0.156%, 08/23/2013 r	50,000	49,993
Federal Home Loan Bank
0.060%, 03/14/2012 	50,000	49,999
0.058%, 03/16/2012 	101,000	100,998
0.230%, 03/20/2012 r	50,000	49,999
0.075%, 04/11/2012 	82,403	82,396
0.080%, 04/11/2012 	137,000	136,988
0.090%, 04/13/2012 	118,200	118,187
0.040%, 04/18/2012 	50,000	49,997
0.077%, 04/20/2012 	40,200	40,196
0.089%, 04/25/2012 	88,483	88,471
0.086%, 05/23/2012 	68,586	68,572
0.100%, 05/25/2012 	190,000	189,955
0.330%, 07/16/2012	50,000	50,000
0.350%, 07/17/2012	44,250	44,250
0.170%, 07/19/2012 r	100,000	99,977
0.225%, 07/24/2012 r	225,000	225,000
0.195%, 07/25/2012 r	100,000	100,000
0.350%, 07/25/2012	25,000	25,000
0.375%, 07/27/2012	50,575	50,575
0.330%, 08/08/2012	123,000	123,000
0.170%, 08/15/2012 	195,000	194,846
0.220%, 08/24/2012 r	50,000	50,000
1.100%, 08/28/2012	3,000	3,014
0.300%, 09/10/2012	49,175	49,175
0.300%, 09/10/2012	25,000	25,000
0.200%, 09/17/2012 r	75,000	74,992
0.220%, 09/17/2012	25,000	25,010
0.350%, 09/18/2012	13,333	13,333
0.210%, 09/19/2012 r	100,000	99,994
0.300%, 09/28/2012	25,000	25,000
0.200%, 10/15/2012 r	35,000	35,000
0.194%, 10/26/2012 r	25,000	25,008
1.125%, 10/29/2012	25	25
0.310%, 12/10/2012	49,000	49,000
0.310%, 12/10/2012	50,000	50,000
0.250%, 01/08/2013	50,000	50,000
0.260%, 01/08/2013	48,000	48,000
0.280%, 01/11/2013	60,000	60,000
0.200%, 01/22/2013 r	60,000	59,989
0.240%, 01/22/2013 r	35,000	35,000
0.250%, 01/25/2013	35,000	35,000
0.250%, 01/25/2013 r	60,000	60,003
0.250%, 02/05/2013 r	10,000	10,008
0.200%, 02/20/2013	25,000	25,000
0.300%, 02/25/2013 r	75,000	75,030
0.310%, 02/25/2013 r	98,000	98,142
0.160%, 02/27/2013 r	100,000	100,000
0.250%, 02/28/2013	100,000	100,000
0.200%, 03/08/2013	50,000	50,000

Government Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
0.200%, 03/12/2013	$17,000	$16,996
0.260%, 03/19/2013	15,000	15,000
0.270%, 03/19/2013	115,000	115,000
0.300%, 03/27/2013	48,650	48,650
0.290%, 04/05/2013 r	39,620	39,622
0.000%, 08/30/2013 r	100,000	100,000
Federal Home Loan Mortgage Corporation
0.005%, 03/19/2012 	150,000	150,000
0.234%, 04/03/2012 r	325,000	325,025
0.050%, 04/09/2012 	163,800	163,791
0.070%, 04/10/2012 	50,000	49,996
0.044%, 04/16/2012 	225,000	224,987
0.065%, 04/23/2012 	25,000	24,998
0.040%, 04/30/2012 	50,000	49,997
0.208%, 05/01/2012 r	74,535	74,527
0.050%, 05/09/2012 	80,000	79,992
0.234%, 05/11/2012 r	100,000	100,032
0.089%, 05/21/2012 	50,000	49,990
0.070%, 07/12/2012 	50,000	49,987
5.125%, 07/15/2012	75,000	76,394
1.125%, 07/27/2012	72,757	73,050
0.215%, 08/10/2012 r	181,400	181,417
5.500%, 08/20/2012	50,000	51,259
0.240%, 10/12/2012 r	190,000	190,041
0.350%, 12/14/2012	68,500	68,500
0.130%, 12/26/2012 	25,000	24,973
Federal National Mortgage Association
6.125%, 03/15/2012	84,108	84,303
0.095%, 04/02/2012 	49,913	49,909
0.094%, 04/04/2012 	25,000	24,998
0.098%, 04/11/2012 	50,000	49,994
0.100%, 04/16/2012 	40,634	40,629
0.045%, 05/01/2012 	20,400	20,398
0.060%, 07/02/2012 	25,000	24,995
0.085%, 07/11/2012 	100,000	99,969
0.165%, 08/08/2012 	40,000	39,971
0.266%, 08/23/2012 r	100,000	100,015
0.330%, 09/13/2012 r	19,560	19,573
0.276%, 09/17/2012 r	50,000	50,020
0.100%, 10/15/2012 	50,000	49,968
0.266%, 11/23/2012 r	40,346	40,380
0.300%, 11/23/2012 r	52,130	52,172
0.300%, 12/03/2012 r	352,850	353,075
General Electric Capital (FDIC Insured)
0.567%, 09/21/2012 r	93,100	93,221
J.P. Morgan Chase & Co. (FDIC Insured)
0.776%, 06/15/2012 r	50,000	50,090
PNC Funding (FDIC Insured)
0.781%, 04/01/2012	100,000	100,024
Straight-A Funding  ¢
0.190%, 03/05/2012	40,000	39,999
0.190%, 03/12/2012	10,020	10,020
0.190%, 03/12/2012	50,000	49,997
0.190%, 04/05/2012	40,000	39,993
0.190%, 04/09/2012	145,000	144,970
0.190%, 04/11/2012	45,000	44,990
0.190%, 04/13/2012	48,000	47,989
0.190%, 04/25/2012	53,910	53,894
0.180%, 05/02/2012	20,000	19,994
0.180%, 05/11/2012	8,350	8,347

Total Government Agency Debt (Cost $8,094,172)		8,094,172

Treasury Debt – 4.9%
U.S. Treasury Bills U ‚
0.103%, 04/19/2012	100,000	99,986
0.110%, 06/07/2012	10,000	9,997
U.S. Treasury Notes
1.000%, 04/30/2012	25,000	25,038
4.500%, 04/30/2012	50,000	50,362

The accompanying notes are an integral part of the financial statements.

6	FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT

Government Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
1.375%, 05/15/2012	$75,000	$75,196
0.750%, 05/31/2012	25,000	25,040
4.750%, 05/31/2012	25,000	25,288
0.625%, 07/31/2012	75,000	75,150
4.625%, 07/31/2012	50,000	50,942
0.375%, 08/31/2012	125,000	125,139
4.125%, 08/31/2012	50,000	50,987
0.375%, 10/31/2012	50,000	50,075

Total Treasury Debt (Cost $663,200)		663,200

Government Agency Repurchase Agreements – 20.8%
BNP Paribas Securities
0.150%, dated 2/29/2012, matures 03/01/2012, repurchase price $1,000,004 (collateralized by various government agency obligations: Total market value $1,018,027)	1,000,000	1,000,000
HSBC Securities (USA)
0.160%, dated 2/29/2012, matures 03/01/2012, repurchase price $450,002 (collateralized by U.S. Treasury obligations: Total market value $459,003)	450,000	450,000
ING Financial Markets
0.160%, dated 2/29/2012, matures 03/01/2012, repurchase price $500,002 (collateralized by various government agency obligations: Total market value $510,003)	500,000	500,000
Merrill Lynch, Pierce, Fenner & Smith
0.140%, dated 2/29/2012, matures 03/01/2012, repurchase price $691,796 (collateralized by U.S. Treasury obligations: Total market value $705,629)	691,793	691,793
RBC Capital Markets
0.130%, dated 2/29/2012, matures 03/01/2012, repurchase price $150,001 (collateralized by various government agency obligations: Total market value $153,004)	150,000	150,000

Total Government Agency Repurchase Agreements (Cost $2,791,793)		2,791,793

Treasury Repurchase Agreements – 15.2%
Bank of Nova Scotia, NY
0.180%, dated 2/29/2012, matures 03/01/2012, repurchase price $550,003 (collateralized by U.S. Treasury obligations: Total market value $561,906)	550,000	550,000
Credit Suisse Securities (USA)
0.150%, dated 2/29/2012, matures 03/01/2012, repurchase price $600,003 (collateralized by U.S. Treasury obligations: Total market value $612,000)	600,000	600,000
HSBC Securities (USA)
0.150%, dated 2/29/2012, matures 03/01/2012, repurchase price $400,002 (collateralized by U.S. Treasury obligations: Total market value $408,004)	400,000	400,000

Government Obligations Fund (concluded)

DESCRIPTION	PAR	VALUE >
UBS Securities
0.150%, dated 2/29/2012, matures 03/01/2012, repurchase price $500,002 (collateralized by U.S. Treasury obligations: Total market value $510,000)	$500,000	$500,000

Total Treasury Repurchase Agreements (Cost $2,050,000)		2,050,000

Investments Purchased with Proceeds from Securities Lending † – 0.8%
Treasury Repurchase Agreements – 0.8%
Barclays Capital
0.160%, dated 2/29/2012, matures 03/01/2012, repurchase price $102,000 (collateralized by various U.S. Treasury obligations: Total market value $104,040)	102,000	102,000
Morgan Stanley & Co.
0.040%, dated 2/29/2012, matures 03/31/2012, repurchase price $10,200 (collateralized by various U.S. Treasury obligations: Total market value $10,404)	10,200	10,200

Total Investments Purchased with Proceeds from Securities Lending (Cost $112,200)		112,200

Total Investments  – 101.9% (Cost $13,711,365)		13,711,365

Other Assets and Liabilities, Net – (1.9)%		(254,680)

Total Net Assets – 100.0%		$13,456,685

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

r	Variable Rate Security – The rate shown is the rate in effect as of February 29, 2012.

	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

¢	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of February 29, 2012, the value of these investments was $460,193 or 3.4% of total net assets.

U	Rate shown is effective yield as of February 29, 2012.

‚	This security or a portion of this security is out on loan at February 29, 2012. Total loaned securities had a fair value of $109,983 as of February 29, 2012.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this money market fund. See note 2 in Notes to Financial Statements.

	On February 29, 2012, the cost of investments for federal income tax purposes was approximately $13,711,365. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT	7

Schedule of Investments	February 29, 2012 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund

DESCRIPTION	PAR	VALUE >
Certificates of Deposit – 19.6%
Bank of Montreal/Chicago
0.110%, 03/02/2012	$160,000	$160,000
0.130%, 03/07/2012	98,000	98,000
0.350%, 06/13/2012	54,000	54,000
Bank of Nova Scotia/Houston
0.380%, 04/02/2012 r	10,000	10,001
0.440%, 06/08/2012	30,000	30,000
0.350%, 08/20/2012	60,000	60,000
0.350%, 08/21/2012	50,000	50,000
0.648%, 12/14/2012 r	75,000	75,000
Bank of Nova Scotia/NY
0.260%, 03/09/2012	30,000	30,000
0.470%, 07/03/2012	30,000	30,000
Canadian Imperial Bank of Commerce/NY
0.330%, 03/09/2012 r	50,000	50,000
0.731%, 05/04/2012	3,000	3,001
Credit Suisse/NY
0.380%, 04/25/2012	75,000	75,000
0.320%, 05/03/2012	50,000	50,000
DnB NOR Bank/NY
0.410%, 05/25/2012	77,000	77,000
National Australia Bank/NY
0.400%, 04/04/2012	50,000	50,000
0.394%, 04/30/2012 r	25,000	25,000
0.420%, 05/01/2012	45,000	45,000
0.470%, 05/01/2012	50,000	50,000
0.390%, 05/14/2012	50,000	50,000
0.324%, 05/21/2012 r	65,000	65,000
0.400%, 07/12/2012	50,000	50,000
Nordea Bank Finland/NY
0.390%, 04/11/2012	17,200	17,200
0.370%, 06/05/2012	50,000	50,000
0.400%, 06/08/2012	50,000	50,000
0.400%, 06/12/2012	50,000	50,000
Rabobank Nederland/NY
0.490%, 03/23/2012	50,000	50,000
0.344%, 03/30/2012	110,000	110,000
0.480%, 04/10/2012	50,000	50,000
0.440%, 04/23/2012	75,000	75,000
Royal Bank of Canada/NY
0.527%, 03/05/2012	100,000	100,000
0.305%, 06/18/2012 r	50,000	50,000
0.500%, 09/10/2012 r	54,000	54,000
Skandinaviska Enskilda Banken/NY
0.460%, 03/05/2012	50,000	50,000
0.430%, 03/12/2012	50,000	50,000
0.430%, 03/15/2012	25,000	25,000
0.410%, 04/03/2012	85,000	85,000
0.450%, 05/04/2012	25,000	25,003
Svenska Handelsbanken/NY
0.510%, 03/15/2012	20,000	20,001
0.295%, 05/21/2012	50,000	50,001
Toronto-Dominion Bank/NY
0.370%, 03/26/2012	50,000	50,000
0.380%, 05/01/2012	50,000	50,000
0.274%, 05/11/2012 r	60,000	60,011
0.542%, 02/04/2013 r	58,750	58,750
Westpac Banking/NY
0.496%, 11/21/2012 r	60,000	60,000

Total Certificates of Deposit (Cost $2,426,968)		2,426,968

Other Notes – 14.1%
Commonwealth Bank of Australia
0.853%, 04/27/2012 ¢	26,752	26,768
0.776%, 06/29/2012 r ¢	50,000	50,029
0.707%, 08/24/2012 r ¢	58,500	58,500
1.250%, 11/20/2012 r ¢	50,000	50,169

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
DnB NOR Bank/Cayman Islands Branch – Time Deposit
0.120%, 03/01/2012	$310,957	$310,957
General Electric Capital
0.702%, 04/10/2012	61,800	61,807
6.000%, 06/15/2012	59,359	60,308
0.727%, 07/27/2012 r	10,000	10,009
3.500%, 08/13/2012	23,630	23,940
International Bank for Reconstruction & Development
0.250%, 07/25/2012 r	100,000	100,000
International Finance
0.120%, 04/13/2012 	100,000	99,986
0.324%, 01/25/2013 r	15,000	15,000
0.314%, 01/30/2013 r	6,000	6,000
Metropolitan Life Global Funding
0.796%, 03/15/2012 ¢	22,945	22,946
1.082%, 04/10/2012 ¢	53,590	53,612
0.708%, 07/06/2012 r ¢	80,000	80,000
Nordea Bank
0.663%, 07/18/2012 r ¢	50,000	50,000
0.663%, 08/17/2012 r ¢	100,000	100,000
Skandinaviska Enskilda/Cayman Islands Branch – Time Deposit
0.120%, 03/01/2012	125,000	125,000
Svenska Handelsbanken
0.690%, 08/09/2012 r ¢	123,000	123,000
Svenska Handelsbanken/Cayman Islands Branch – Time Deposit
0.130%, 03/01/2012	145,000	145,000
Wachovia
0.677%, 03/01/2012	13,800	13,800
Westpac Banking
0.400%, 08/13/2012 r ¢	60,000	60,000
0.703%, 08/24/2012 r ¢	50,000	50,000
0.400%, 09/13/2012 r ¢	50,000	50,000

Total Other Notes (Cost $1,746,831)		1,746,831

Financial Company Commercial Paper – 8.4%
Australia & New Zealand Banking Group
0.431%, 03/29/2012 ¢ 	50,000	49,983
0.582%, 06/19/2012 ¢ 	50,000	49,912
0.531%, 06/29/2012 ¢ 	30,000	29,947
0.351%, 08/08/2012 ¢ 	50,000	49,922
0.351%, 08/16/2012 ¢ 	50,000	49,918
0.351%, 08/27/2012 ¢ 	25,000	24,957
Commonwealth Bank of Australia
0.451%, 04/23/2012 ¢ 	50,000	49,967
0.513%, 05/21/2012 ¢	40,000	40,000
Credit Suisse
0.501%, 04/09/2012 	50,000	49,973
0.260%, 05/17/2012 	50,000	49,972
DnB NOR Bank
0.501%, 04/12/2012 ¢ 	50,000	49,971
0.380%, 06/01/2012 ¢ 	30,000	29,971
General Electric Capital
0.331%, 04/02/2012 	50,000	49,985
0.351%, 04/03/2012 	35,000	34,989
0.351%, 04/04/2012 	35,000	34,989
0.330%, 05/07/2012 	50,000	49,969
Nordea North America
0.391%, 06/25/2012 	18,000	17,977
Proctor & Gamble International Finance
0.090%, 03/01/2012 ¢ 	10,200	10,200
Rabobank USA Financial
0.420%, 04/13/2012 	25,000	24,988
0.521%, 05/17/2012 	25,000	24,972

The accompanying notes are an integral part of the financial statements.

8	FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Svenska Handelsbanken
0.310%, 05/21/2012 ¢ 	$25,000	$24,982
Toyota Motor Credit
0.370%, 03/15/2012 	40,000	39,994
0.490%, 04/11/2012 	70,000	69,961
0.371%, 07/16/2012 	50,000	49,930
0.391%, 07/23/2012 	15,000	14,977
0.361%, 08/07/2012 	40,000	39,936
Westpac Banking
0.351%, 08/03/2012 ¢ 	20,000	19,970

Total Financial Company Commercial Paper (Cost $1,032,312)		1,032,312

Government Agency Debt – 7.9%
Federal Farm Credit Bank
0.164%, 06/27/2013 r	25,000	24,993
Federal Home Loan Bank
0.350%, 08/10/2012	6,250	6,250
0.220%, 08/24/2012 r	50,000	50,000
0.300%, 09/10/2012	75,000	75,000
0.300%, 09/11/2012	50,000	50,000
0.350%, 09/18/2012	13,333	13,333
0.300%, 09/28/2012	25,000	25,000
0.260%, 01/08/2013	25,000	25,000
0.280%, 01/11/2013	40,000	40,000
0.240%, 01/22/2013 r	66,425	66,425
0.250%, 01/25/2013 r	40,000	40,002
0.200%, 02/20/2013	25,000	25,000
0.300%, 02/25/2013 r	30,000	30,012
0.250%, 02/28/2013	50,000	50,000
0.260%, 03/19/2013	10,000	10,000
0.270%, 03/19/2013	40,000	40,000
0.300%, 03/27/2013	25,000	25,000
0.290%, 04/05/2013 r	35,000	34,996
0.280%, 05/02/2013 r	45,000	44,989
Federal Home Loan Mortgage Corporation
0.215%, 08/10/2012 r	55,000	54,990
Federal National Mortgage Association
0.300%, 11/23/2012 r	30,130	30,132
Straight-A Funding
0.190%, 03/12/2012 ¢ 	50,000	49,997
0.190%, 04/10/2012 ¢ 	21,000	20,996
0.190%, 04/12/2012 ¢ 	50,000	49,989
0.190%, 04/27/2012 ¢ 	40,288	40,276
0.180%, 05/07/2012 ¢ 	48,141	48,125

Total Government Agency Debt (Cost $970,505)		970,505

Asset Backed Commercial Paper ¢  – 7.4%
Bryant Park Funding
0.160%, 03/12/2012	25,000	24,999
0.160%, 03/16/2012	15,000	14,999
0.170%, 03/20/2012	30,000	29,997
0.160%, 03/26/2012	50,000	49,994
Chariot Funding
0.120%, 03/16/2012	50,000	49,998
0.150%, 04/23/2012	20,439	20,434
Fairway Finance
0.120%, 03/12/2012	16,858	16,857
0.150%, 04/10/2012	29,747	29,742
0.150%, 04/12/2012	30,013	30,008
0.150%, 04/24/2012	29,000	28,994
Liberty Street Funding
0.130%, 03/22/2012	21,900	21,898
0.120%, 03/26/2012	21,750	21,748
0.220%, 04/23/2012	25,000	24,992
0.210%, 04/25/2012	25,000	24,992
0.210%, 05/14/2012	25,000	24,989
0.200%, 05/15/2012	25,000	24,990
0.210%, 05/21/2012	20,500	20,490

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Market Street Funding
0.130%, 03/15/2012	$36,211	$36,209
0.130%, 03/21/2012	36,015	36,013
0.130%, 03/29/2012	30,008	30,005
0.210%, 05/25/2012	58,000	57,971
Old Line Funding
0.220%, 03/20/2012	35,000	34,996
Thunder Bay Funding
0.220%, 03/14/2012	60,230	60,225
0.220%, 03/19/2012	20,072	20,070
0.210%, 04/09/2012	100,066	100,043
0.200%, 05/21/2012	25,000	24,989
Variable Funding Capital
0.130%, 03/01/2012	32,147	32,147
0.180%, 03/12/2012	25,000	24,999

Total Asset Backed Commercial Paper (Cost $917,788)		917,788

Variable Rate Demand Notes r – 6.9%
Albemarle County Economic Development, Martha Jefferson Hospital, Series 2008A (LOC: Wells Fargo Bank)
0.110%, 03/07/2012	17,250	17,250
Albemarle County Economic Development, Martha Jefferson Hospital, Series 2008B (LOC: Wells Fargo Bank)
0.110%, 03/07/2012	16,050	16,050
California Health Facilities Financing Authority, St. Joseph Health System, Series 2011D (LOC: Wells Fargo Bank)
0.110%, 03/07/2012	10,000	10,000
Chester County Health and Education Facilities Authority, Kendal-Crosslands Communities, Series 2003 (LOC: Wachovia Bank)
0.140%, 03/07/2012	20,350	20,350
Collier County Health Facilities Authority, The Moorings, Series 2008 (LOC: JP Morgan Chase Bank)
0.140%, 03/07/2012	34,820	34,820
Converse County Pollution Control, PacifiCorp, Series 1992 (LOC: Wells Fargo Bank)
0.120%, 03/07/2012	22,485	22,485
Cumberland County Municipal Authority, Lutheran Services, Series 2003C (LOC: PNC Bank)
0.160%, 03/07/2012	8,630	8,630
Delaware Economic Development Authority, Peninsula United Methodist Homes, Series 2007A (LOC: PNC Bank)
0.120%, 03/01/2012	8,300	8,300
Denver Public Schools, Series 2011A-2 (Certificate of Participaction) (LOC: JP Morgan Chase Bank) (INS: AGM)
0.130%, 03/07/2012	15,300	15,300
Denver Public Schools, Series 2011A-3 (Certificate of Participaction) (LOC: Wells Fargo Bank) (INS: AGM)
0.140%, 03/07/2012	10,000	10,000
District of Columbia University, Georgetown University Refunding Revenue, Series 2009B (LOC: TD Bank)
0.120%, 03/07/2012	13,050	13,050
District of Columbia University, Georgetown University Refunding Revenue, Series 2009C (LOC: TD Bank)
0.120%, 03/07/2012	21,400	21,400
Franklin County, Presbyterian Health Care, Series 2006A (LOC: PNC Bank)
0.140%, 03/07/2012	18,000	18,000

FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT	9

Schedule of Investments	February 29, 2012 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Green County Industrial Development Authority, The Blue Ridge School, Series 2001 (LOC: Branch Banking & Trust)
0.160%, 03/07/2012	$3,930	$3,930
Hamilton County Hospital Facilities Revenue, Elizabeth Gamble Deaconess Home Association, Series 2002B (LOC: PNC Bank)
0.140%, 03/07/2012	7,900	7,900
Highlands County Health Facilities Authority, Adventist Health/SunBelt Group, Series 2009A (LOC: PNC Bank)
0.130%, 03/07/2012	7,500	7,500
Highlands County Health Facilities Authority, Adventist Health/SunBelt Group, Series 2009E (LOC: PNC Bank)
0.130%, 03/07/2012	9,375	9,375
Illinois Development Finance Authority, Mount Carmel High School, Series 2003 (LOC: JP Morgan Chase Bank)
0.100%, 03/07/2012	14,500	14,500
Illinois Educational Facilities Authority Revenue, Field Museum of Natural History, Series 1985 (LOC: Northern Trust)
0.130%, 03/07/2012	10,100	10,100
Illinois Finance Authority, Elmhurst Memorial Healthcare, Series 2008D (LOC: Northern Trust)
0.110%, 03/07/2012	29,800	29,800
Illinois State Toll Highway Authority, 2007 Series A-1b (LOC: PNC Bank)
0.140%, 03/07/2012	12,000	12,000
Illinois State Toll Highway Authority, 2007 Series A-2d (LOC: Wells Fargo Bank)
0.140%, 03/07/2012	8,500	8,500
Indiana Development Finance Authority, Indianapolis Museum of Art, Series 2002 (LOC: Bank One)
0.130%, 03/07/2012	12,000	12,000
Indiana Finance Authority, Depauw University, Series 2008B (LOC: PNC Bank)
0.140%, 03/07/2012	8,300	8,300
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008F (LOC: Bank of New York Mellon)
0.110%, 03/07/2012	10,000	10,000
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008H (LOC: JP Morgan Chase Bank)
0.130%, 03/07/2012	16,700	16,700
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008J (LOC: Wells Fargo Bank)
0.110%, 03/07/2012	8,000	8,000
Indiana Health & Educational Facilities Financing Authority, Community Village- Hartsfield Village, Series 2006A (LOC: Harris Bank)
0.120%, 03/07/2012	6,595	6,595
Iowa Finance Authority, Mississippi Valley Regional Blood Center, Series 2003 (LOC: Wells Fargo Bank)
0.150%, 03/07/2012	3,335	3,335
Lowell Industrial Development Revenue, Arkansas Democrat-Gazette, Series 2006 (LOC: JP Morgan Chase Bank) (AMT)
0.190%, 03/07/2012	2,830	2,830

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical Systems, Series 2007A (LOC: Wachovia Bank)
0.130%, 03/07/2012	$23,360	$23,360
Metropolitan Transportation Authority, Series 2008B-1 (LOC: Scotiabank)
0.100%, 03/07/2012	17,275	17,275
Michigan State Hospital Finance Authority Revenue, McLaren Healthcare, Series 2008B (LOC: JP Morgan Chase Bank)
0.130%, 03/07/2012	7,000	7,000
Middletown Educational Building Revenue, Christian Academy of Louisville, Series 2004 (LOC: JP Morgan Chase Bank)
0.210%, 03/07/2012	3,735	3,735
Minneapolis & Saint Paul Housing & Redevelopment Authority, Allina Health Systems, Series 2007C-1 (LOC: Wells Fargo Bank)
0.150%, 03/07/2012	7,475	7,475
Mississippi Business Finance Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2007E
0.130%, 03/01/2012	20,330	20,330
Mississippi Business Finance Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010A
0.100%, 03/07/2012	28,400	28,400
Missouri State Health & Educational Facilities Authority, SSM Healthcare, Series 2010E (LOC: PNC Bank)
0.090%, 03/01/2012	35,000	35,000
Mobile Downtown Redevelopment Authority, Austal USA, Series 2011A (LOC: National Australia Bank)
0.140%, 03/07/2012	4,000	4,000
Mobile Downtown Redevelopment Authority, Austal USA, Series 2011B (LOC: Australia-New Zealand Banking Group)
0.140%, 03/07/2012	8,070	8,070
New York City Housing Development, Queens Family Courthouse Apartments, Series 2007A (LOC: Citibank)
0.160%, 03/07/2012	5,025	5,025
New York State Housing Finance Agency, Blue Castle Site A Realty, Series 2006A (LOC: JP Morgan Chase Bank) (AMT)
0.180%, 03/07/2012	6,000	6,000
New York State Housing Finance Agency, Gotham West Housing, Series 2011A-1 (LOC: Wells Fargo Bank)
0.110%, 03/07/2012	26,000	26,000
North Broward Hospital District (LOC: Wells Fargo Bank)
0.120%, 03/07/2012	23,480	23,480
Oakland County Economic Development, Cranbrook Educational Community, Series 2007 (LOC: JP Morgan Chase Bank)
0.170%, 03/07/2012	19,200	19,200
Ohio State Higher Education Facility, Case Western Reserve University, Series 2008A (LOC: PNC Bank)
0.120%, 03/07/2012	8,450	8,450
Parma Hospital Revenue, Parma Community General Hospital, Series 2006A (LOC: PNC Bank)
0.140%, 03/07/2012	4,830	4,830

The accompanying notes are an integral part of the financial statements.

10	FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Philadelphia Airport Revenue, Series 2005C1 (LOC: TD Bank) (AMT)
0.120%, 03/07/2012	$14,000	$14,000
Philadelphia Authority for Industrial Development, Multi-Modal Lease Revenue, Series 2007B-3 (LOC: PNC Bank)
0.140%, 03/07/2012	5,325	5,325
Philadelphia Authority for Industrial Development, Newcourtland Elder Services, Series 2003 (LOC: PNC Bank)
0.120%, 03/01/2012	555	555
Philadelphia School District, Series 2010G (General Obligation) (LOC: Wells Fargo Bank) (INS: STAID)
0.130%, 03/07/2012	46,000	46,000
Sevier County Public Building Authority, Series V-D-1 (LOC: Bank of America)
0.210%, 03/07/2012	1,485	1,485
Southeastern Pennsylvania Transportation Authority, Series 2007 (LOC: PNC Bank)
0.120%, 03/01/2012	25,645	25,645
Sweetwater County Pollution Control, PacifiCorp, Series 1992A (LOC: Wells Fargo Bank)
0.120%, 03/07/2012	7,035	7,035
Sweetwater County Pollution Control, PacifiCorp, Series 1994 (LOC: Wells Fargo Bank)
0.120%, 03/07/2012	14,250	14,250
Uinta County Pollution Control, Chevron U.S.A., Series 1993
0.080%, 03/01/2012	8,610	8,610
Vermont State Student Assistance, Education Loan Revenue, Series 2008B-1 (LOC: Bank of New York Mellon) (AMT)
0.150%, 03/07/2012	43,760	43,760
Virginia Small Business Financing Authority, Carilion Clinic, Series 2008B (LOC: PNC Bank)
0.110%, 03/01/2012	5,045	5,045
Virginia Small Business Financing Authority, Friendship Foundation and Subsidiaries, Series 2007 (LOC: Wells Fargo Bank)
0.150%, 03/07/2012	11,400	11,400
Virginia Small Business Financing Authority, Hampton University, Series 2008A (LOC: PNC Bank)
0.130%, 03/07/2012	13,500	13,500
Wisconsin State Health & Educational Facilities Authority, Aurora Health Care, Series 2008 (LOC: JP Morgan Chase Bank)
0.140%, 03/07/2012	16,700	16,700

Total Variable Rate Demand Notes (Cost $847,940)		847,940

Treasury Debt – 6.5%
U.S. Treasury Notes
1.000%, 04/30/2012 ‚	125,000	125,184
0.750%, 05/31/2012 ‚	25,000	25,040
4.750%, 05/31/2012 ‚	25,000	25,288
0.625%, 07/31/2012 ‚	175,000	175,387
4.625%, 07/31/2012 ‚	50,000	50,942
0.375%, 08/31/2012	175,000	175,221
4.125%, 08/31/2012	50,000	50,987
0.375%, 10/31/2012 ‚	100,000	100,155
3.875%, 10/31/2012	30,000	30,749
0.500%, 11/30/2012	50,000	50,133

Total Treasury Debt (Cost $809,086)		809,086

Prime Obligations Fund (continued)

DESCRIPTION	SHARES/PAR	VALUE >
Investment Companies Ω – 3.1%
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.188%	225,621,000	$225,621
J.P. Morgan Prime Money Market Fund, Institutional Shares, 0.197%	153,782,000	153,782

Total Investment Companies (Cost $379,403)		379,403

Government Agency Repurchase Agreements – 16.3%
Bank of Nova Scotia NY
0.200%, dated 2/29/2012, matures 03/01/2012, repurchase price $450,003 (collateralized by various government agency obligations: Total market value $459,000)	$450,000	450,000
Goldman Sachs & Co.
0.180%, dated 2/29/2012, matures 03/01/2012, repurchase price $350,002 (collateralized by various government agency obligations: Total market value $357,000)	350,000	350,000
HSBC Securities (USA)
0.190%, dated 2/29/2012, matures 03/01/2012, repurchase price $250,001 (collateralized by U.S. Treasury obligations: Total market value $255,005)	250,000	250,000
Merrill Lynch, Pierce, Fenner & Smith
0.140%, dated 2/29/2012, matures 03/01/2012, repurchase price $658,210 (collateralized by U.S. Treasury obligations: Total market value $671,371)	658,207	658,207
RBC Capital Markets
0.170%, dated 2/29/2012, matures 03/01/2012, repurchase price $300,001 (collateralized by various government agency obligations: Total market value $306,000)	300,000	300,000

Total Government Agency Repurchase Agreements (Cost $2,008,207)		2,008,207

Treasury Repurchase Agreement – 5.7%
Merrill Lynch, Pierce, Fenner & Smith
0.140%, dated 2/29/2012, matures 03/01/2012, repurchase price $701,786 (collateralized by U.S. Treasury obligations: Total market value $715,819)
(Cost $701,783)	701,783	701,783

Other Repurchase Agreements – 2.7%
HSBC Securities (USA)
0.220%, dated 2/29/2012, matures 03/01/2012, repurchase price $150,001 (collateralized by various securities: Total market value $157,504)	150,000	150,000
J.P. Morgan Securities
0.310%, dated 2/29/2012, matures 03/02/2012, repurchase price $185,003 (collateralized by various securities: Total market value $194,252)	185,000	185,000

Total Other Repurchase Agreements (Cost $335,000)		335,000

FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT	11

Schedule of Investments	February 29, 2012 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund (concluded)

DESCRIPTION	PAR	VALUE >
Investment Purchased with Proceeds from Securities Lending † – 3.5%
Government Agency Repurchase Agreement – 3.5%
Morgan Stanley & Co.
0.050%, dated 2/29/2012, matures 03/31/2012, repurchase price $436,800 (collateralized by various government agency obligations: Total market value $445,517)

(Cost $436,781)	$436,781	$436,781

Total Investments  – 102.1% (Cost $12,612,604)		12,612,604

Other Assets and Liabilities, Net – (2.1)%		(264,749)

Total Net Assets – 100.0%		$12,347,855

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

r	Variable Rate Security – The rate shown is the rate in effect as of February 29, 2012.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”. As of February 29, 2012, the value of these investments was $2,381,895 or 19.3% of total net assets.

	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

‚	This security or a portion of this security is out on loan at February 29, 2012. Total loaned securities had a fair value of $426,830 as of February 29, 2012.

Ω	The rate shown is the annualized seven-day effective yield as of February 29, 2012.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this money market fund. See note 2 in Notes to Financial Statements.

	On February 29, 2012, the cost of investments for federal income tax purposes was approximately $12,612,604. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AGM	–	Assured Guaranty Municipal

AMT	–	Alternative Minimum Tax. As of February 29, 2012, the total value of securities subject to AMT was $66,590 or 0.5% of total net assets.

INS	–	Insured

LOC	–	Letter of Credit

STAID	–	State Aid Withholding

Tax Free Obligations Fund

DESCRIPTION	PAR	VALUE >
Municipal Debt – 101.7%
Alabama – 3.6%
Infirmary Health System Special Care Facilities Financing Authority, Infirmary Health System, Series 2006A (LOC: Bank of Nova Scotia)
0.130%, 03/07/2012 r	$25,000	$25,000

California – 1.0%
California Statewide Communities Development Authority, Scripps Health, Series 2007A (LOC: Citibank)
0.130%, 03/07/2012 r	7,020	7,020

Colorado – 1.7%
Aurora Hospital Revenue, The Children’s Hospital Association, Series 2008C (LOC: Wells Fargo Bank)
0.140%, 03/07/2012 r	1,135	1,135
Colorado Educational & Cultural Facilities Authority, The Nature Conservancy, Series 2012
0.140%, 03/07/2012 r	10,455	10,455

		11,590

District of Columbia – 0.7%
District of Columbia, Progressive Life Center, Series 2008A (LOC: Branch Banking & Trust)
0.160%, 03/07/2012 r	3,435	3,435
District of Columbia, Series 2008D (General Obligation) (LOC: Wells Fargo Bank)
0.140%, 03/07/2012 r	1,495	1,495

		4,930

Florida – 3.1%
Escambia County Health Facilities Authority, Azalea Trace, Series 2003B (LOC: TD Bank)
0.120%, 03/01/2012 r	15,280	15,280
Orange County Health Facilities Authority, Orlando Regional Healthcare, Series 2008E (LOC: Branch Banking & Trust)
0.130%, 03/07/2012 r	4,500	4,500
Palm Beach County, Palm Beach Jewish Community Campus, Series 2000 (LOC: Northern Trust)
0.200%, 03/07/2012 r	2,140	2,140

		21,920

Georgia – 3.4%
Gainesville & Hall County Hospital, Lanier Village Estates, Series 2003B (LOC: TD Bank) (INS: Radian)
0.120%, 03/01/2012 r	11,445	11,445
Metropolitan Atlanta Rapid Transit Authority, Series 2000A (LOC: JP Morgan Chase Bank)
0.120%, 03/07/2012 r	12,190	12,190

		23,635

Illinois – 13.8%
Chicago, Neighborhoods Alive, Series 21B4 (General Obligation) (LOC: Bank of New York Mellon)
0.110%, 03/01/2012 r	6,370	6,370
Chicago, Neighborhoods Alive, Series 21B5 (General Obligation) (LOC: Northern Trust)
0.110%, 03/01/2012 r	12,305	12,305

The accompanying notes are an integral part of the financial statements.

12	FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Cook County, Catholic Theological University, Series 2005 (LOC: Harris Trust & Savings Bank)
0.170%, 03/07/2012 r	$14,500	$14,500
Elmhurst Joint Commission Accreditation Healthcare, Series 1988 (LOC: JP Morgan Chase Bank)
0.170%, 03/07/2012 r	7,275	7,275
Illinois Development Finance Authority, American College of Surgeons, Series 1996 (LOC: Northern Trust)
0.160%, 03/07/2012 r	3,500	3,500
Illinois Development Finance Authority, Lake Forest Academy, Series 1994 (LOC: Northern Trust)
0.150%, 03/07/2012 r	6,255	6,255
Illinois Development Finance Authority, Lyric Opera of Chicago, Series 1994 (LOC: Northern Trust) (LOC: Harris Trust & Savings Bank) (LOC: Bank One)
0.130%, 03/07/2012 r	11,900	11,900
Illinois Development Finance Authority, St. Paul’s House, Series 1995 (LOC: LaSalle National Bank)
0.190%, 03/07/2012 r	4,095	4,095
Illinois Educational Facilities Authority Revenue, Columbia College, Series 2000 (LOC: Harris Trust & Savings Bank)
0.110%, 03/07/2012 r	850	850
Illinois Finance Authority, Illinois Wesleyan University, Series 2008 (LOC: PNC Bank)
0.150%, 03/07/2012 r	9,500	9,500
Illinois Finance Authority, Provena Health, Series 2009B (LOC: JP Morgan Chase Bank)
0.100%, 03/01/2012 r	3,245	3,245
Illinois Finance Authority, Richard Driehaus Foundation, Series 2005 (LOC: Northern Trust)
0.150%, 03/07/2012 r	2,000	2,000
Illinois Finance Authority, The Carle Foundation, Series 2009C (LOC: Northern Trust)
0.110%, 03/07/2012 r	1,500	1,500
Illinois State Toll Highway Authority, Series 2007A-1B (LOC: PNC Bank)
0.140%, 03/07/2012 r	4,000	4,000
Illinois State Toll Highway Authority, Series 2007A-2C (LOC: Northern Trust)
0.140%, 03/07/2012 r	5,000	5,000
Illinois State Toll Highway Authority, Series 2007A-2D (LOC: Wells Fargo Bank)
0.140%, 03/07/2012 r	4,000	4,000

		96,295

Indiana – 8.4%
Indiana Finance Authority Health Systems, Sisters of St. Francis Health Services, Series 2008H (LOC: JP Morgan Chase Bank)
0.130%, 03/07/2012 r	12,095	12,095
Indiana Finance Authority Health Systems, Sisters of St. Francis Health Services, Series 2008J (LOC: Wells Fargo Bank)
0.110%, 03/07/2012 r	5,000	5,000
Indiana Finance Authority Hospital Revenue, Community Foundation Northwest, Series 2008 (LOC: Harris Trust & Savings Bank)
0.120%, 03/07/2012 r	5,900	5,900

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Indiana Finance Authority Hospital Revenue, Parkview Health System, Series 2009D (LOC: Wells Fargo Bank)
0.110%, 03/07/2012 r	$14,585	$14,585
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series 2006A (LOC: Harris Trust & Savings Bank)
0.120%, 03/07/2012 r	7,415	7,415
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series 2006B (LOC: Harris Trust & Savings Bank)
0.120%, 03/07/2012 r	10,185	10,185
Lawrenceburg Industrial Pollution Control Revenue, Indiana Michigan Power, Series I (LOC: Bank of Nova Scotia)
0.130%, 03/07/2012 r	3,000	3,000

		58,180

Iowa – 1.3%
Iowa Finance Authority, Wesley Retirement Services, Series 2006 (LOC: Wells Fargo Bank)
0.140%, 03/07/2012 r	4,965	4,965
Iowa Finance Retirement Authority, Wesley Retirement Services, Series 2003B (LOC: Wells Fargo Bank)
0.140%, 03/07/2012 r	4,000	4,000

		8,965

Kentucky – 1.4%
Kentucky Economic Development Finance Authority, Hospital Facilities, Baptist Healthcare System, Series 2009B-3 (LOC: Branch Banking & Trust)
0.100%, 03/07/2012 r	9,840	9,840

Louisiana – 4.0%
East Baton Rouge Parish, Gulf Opportunity Zone Industrial Development Revenue, Exxon Mobil, Series 2010B
0.120%, 03/01/2012 r	25,000	25,000
Louisiana Public Facilities Authority, Christus Health, Series 2009B-2 (LOC: Bank of New York Mellon)
0.090%, 03/07/2012 r	2,500	2,500

		27,500

Maryland – 1.4%
Maryland State Health & Higher Educational Facilities Authority Peninsula Regional Medical Center, Series 1985A (LOC: JP Morgan Chase Bank)
0.130%, 03/07/2012 r	9,600	9,600

Michigan – 5.5%
Kent Hospital Finance Authority, Metropolitan Hospital, Series 2005B (LOC: Bank of America)
0.190%, 03/07/2012 r	18,080	18,080
University of Michigan, Series B (Commercial Paper)
0.100%, 04/03/2012	20,000	20,000

		38,080

FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT	13

Schedule of Investments	February 29, 2012 (unaudited), all dollars are rounded to thousands (000)

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Minnesota – 5.4%
Eden Prairie Multifamily Housing Authority, Park at city West Apartments, Series 2001 (INS: FHLMC)
0.160%, 03/07/2012 r	$14,505	$14,505
University of Minnesota, Series 2007B (Commercial Paper)
0.100%, 04/03/2012	9,000	9,000
University of Minnesota, Series 2007C (Commercial Paper)
0.140%, 07/12/2012	13,750	13,750

		37,255

Mississippi – 5.0%
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010F
0.090%, 03/07/2012 r	3,300	3,300
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010G
0.100%, 03/01/2012 r	6,340	6,340
Mississippi Development Bank, Harrison County Coliseum, Series 2010B (LOC: Bank of America)
0.200%, 03/07/2012 r	25,000	25,000

		34,640

Missouri – 2.3%
Jackson County Industrial Development Authority, Kansas City Hospice, Series 2005 (LOC: Bank of America)
0.200%, 03/07/2012 r	5,310	5,310
University of Missouri (Commercial Paper)
0.100%, 03/01/2012	4,000	4,000
0.090%, 04/17/2012	7,000	7,000

		16,310

Nevada – 2.6%
Clark County Airport System, Series 2008D (LOC: Royal Bank of Canada)
0.120%, 03/07/2012 r	18,000	18,000

New Jersey – 2.1%
Camden County, Cooper Health System, Series 2004B (LOC: TD Bank)
0.140%, 03/07/2012 r	14,340	14,340

New York – 5.0%
New York City Housing Development, Queens Family Courthouse Apartments, Series 2007A (LOC: Citibank)
0.160%, 03/07/2012 r	25,000	25,000
New York State, North Shore Long Island Jewish Medical Center, Series 2009B (LOC: TD Bank)
0.100%, 03/07/2012 r	9,500	9,500

		34,500

North Carolina – 1.1%
North Carolina Medical Care Commission, Wake Forest University Health Sciences, Series 2008B (LOC: Branch Banking & Trust)
0.140%, 03/07/2012 r	4,700	4,700
Wake County Industrial Facilities & Pollution Control Financing Authority, Wake Enterprises, Series 2009 (LOC: Branch Banking & Trust)
0.160%, 03/07/2012 r	3,295	3,295

		7,995

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Ohio – 7.5%
City of Blue Ash, Ursuline Academy of Cincinnati, Series 2008 (LOC: PNC Bank)
0.160%, 03/07/2012 r	$13,645	$13,645
Franklin County Hospital, Ohio Health, Series 2009B (SPA: Barclays Bank)
0.120%, 03/07/2012 r	20,000	20,000
Franklin County, Health Care Facilities Improvement Revenue, Ohio Presbyterian Retirement Services, Series 2006A (LOC: PNC Bank)
0.140%, 03/07/2012 r	2,000	2,000
Ohio State Air Quality Development Authority, Ohio Valley Electric, Series 2009B (LOC: Bank of Nova Scotia)
0.100%, 03/07/2012 r	2,300	2,300
Summit County Port Authority, Summa Enterprises Group, Series 2006 (LOC: PNC Bank)
0.130%, 03/07/2012 r	13,895	13,895

		51,840

Pennsylvania – 1.1%
Pennsylvania Economic Development Financing Authority, NHS-AVS, Series 2008 (LOC: TD Bank)
0.150%, 03/01/2012 r	4,670	4,670
Southeastern Pennsylvania Transportation Authority, Series 2007 (LOC: PNC Bank)
0.120%, 03/01/2012 r	3,000	3,000

		7,670

Rhode Island – 0.6%
Rhode Island Health & Educational Building Revenue, Pennfield School, Series 2004 (LOC: Sovereign Bank) (LOC: Bank of New York Mellon)
0.240%, 03/07/2012 r	4,425	4,425

South Carolina – 1.4%
South Carolina Jobs Economic Development Authority, AnMed Health, Series 2009C (LOC: Branch Banking & Trust)
0.130%, 03/07/2012 r	3,960	3,960
South Carolina Jobs Economic Development Authority, AnMed Health, Series 2009D (LOC: Branch Banking & Trust)
0.130%, 03/07/2012 r	3,000	3,000
South Carolina Jobs Economic Development Authority, Regional Medical Center of Orangeburg and Calhoun Counties, Series 2009 (LOC: Branch Banking & Trust)
0.160%, 03/07/2012 r	3,035	3,035

		9,995

Tennessee – 0.2%
Blount County Public Building Authority, Series E8A (LOC: Branch Banking & Trust)
0.140%, 03/07/2012 r	1,400	1,400

Texas – 12.6%
Harris County Health Facilities Development, Baylor College of Medicine, Series 2008B (LOC: Northern Trust)
0.120%, 03/07/2012 r	2,500	2,500
Houston Airport Systems Revenue, Series 2010 (LOC: Barclays Bank)
0.130%, 03/07/2012 r	10,350	10,350

The accompanying notes are an integral part of the financial statements.

14	FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT

Tax Free Obligations Fund (concluded)

DESCRIPTION	PAR	VALUE >
Hunt County Health Facilities Development, Greenville Universal Health Services (LOC: Morgan Guaranty Trust)
0.210%, 03/07/2012 r	$4,300	$4,300
Midland County Health Facilities, Manor Park, Series 2003 (LOC: Wells Fargo Bank)
0.180%, 03/07/2012 r	15,080	15,080
Texas A&M University, Series B (Commercial Paper)
0.180%, 06/06/2012	10,000	10,000
Texas State Tax and Revenue Anticipation Notes, Series 2011A
2.500%, 08/30/2012	20,000	20,225
University of Texas, Series A (Commercial Paper)
0.150%, 03/08/2012	25,000	25,000

		87,455

Virginia – 4.5%
Loudoun County Industrial Development Authority, Howard Hughes Medical Center, Series 2003F
0.110%, 03/07/2012 r	4,175	4,175
Portsmouth Redevelopment & Housing Authority, Phoebus Square Apartments, Series 2008 (INS: FHLMC)
0.240%, 03/07/2012 r	7,200	7,200
Virginia Commonwealth University, Health System Authority, Series 2008A (LOC: Branch Banking & Trust)
0.130%, 03/01/2012 r	20,040	20,040

		31,415

Washington – 0.1%
Washington State Housing Finance Commission, Overlake School, Series 2003 (LOC: Wells Fargo Bank)
0.150%, 03/07/2012 r	500	500

Wisconsin – 0.8%
Wisconsin State Health & Educational Facilities, St. Norbert College, Series 2008 (LOC: JP Morgan Chase Bank & Co.)
0.150%, 03/07/2012 r	5,725	5,725

Wyoming – 0.1%
Sweetwater County Pollution Control, PacifiCorp, Series 1992A (LOC: Wells Fargo Bank)
0.120%, 03/07/2012 r	700	700

Total Municipal Debt (Cost $706,720)		706,720

Total Investments  – 101.7% (Cost $706,720)		706,720

Other Assets and Liabilities, Net – (1.7)%		(11,567)

Total Net Assets – 100.0%		$695,153

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

r	Variable Rate Security – The rate shown is the rate in effect as of February 29, 2012.

	On February 29, 2012, the cost of investments for federal income tax purposes was approximately $706,720. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FHLMC – Federal Home Loan Mortgage Corporation

INS – Insured

LOC – Letter of Credit

SPA – Standby Purchase Agreement

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE >
Treasury Debt – 35.0%
U.S. Treasury Bills U ‚
0.062%, 04/19/2012	$600,000	$599,950
0.036%, 04/26/2012	100,000	99,994
0.078%, 08/02/2012	300,000	299,900
U.S. Treasury Notes
1.375%, 04/15/2012	100,000	100,159
1.000%, 04/30/2012	750,000	751,086
4.500%, 04/30/2012	50,000	50,362
1.375%, 05/15/2012	100,000	100,263
0.750%, 05/31/2012	150,000	150,242
4.750%, 05/31/2012	175,000	177,019
1.500%, 07/15/2012	50,000	50,258
0.625%, 07/31/2012	550,000	551,197
4.625%, 07/31/2012	100,000	101,885
0.375%, 08/31/2012	975,000	976,234
0.375%, 10/31/2012	400,000	400,618
3.875%, 10/31/2012	270,000	276,745
0.500%, 11/30/2012	150,000	150,399

Total Treasury Debt (Cost $4,836,311)		4,836,311

Treasury Repurchase Agreements – 64.9%
Barclays Capital
0.190%, dated 2/29/2012, matures 03/01/2012, repurchase price $325,002 (collateralized by U.S. Treasury obligations: Total market value $331,500)	325,000	325,000
Credit Agricole Corporate & Investment Bank
0.160%, dated 2/29/2012, matures 03/01/2012, repurchase price $1,800,008 (collateralized by U.S. Treasury obligations: Total market value $1,836,689)	1,800,000	1,800,000
Deutsche Bank Securities
0.170%, dated 2/29/2012, matures 03/01/2012, repurchase price $1,600,008 (collateralized by U.S. Treasury obligations: Total market value $1,632,000)	1,600,000	1,600,000
HSBC Securities (USA)
0.150%, dated 2/29/2012, matures 03/01/2012, repurchase price $875,004 (collateralized by U.S. Treasury obligations: Total market value $892,503)	875,000	875,000
ING Financial Markets
0.150%, dated 2/29/2012, matures 03/01/2012, repurchase price $150,001 (collateralized by U.S. Treasury obligations: Total market value $153,005)	150,000	150,000
Merrill Lynch, Pierce, Fenner & Smith
0.140%, dated 2/29/2012, matures 03/01/2012, repurchase price $648,220 (collateralized by U.S. Treasury obligations: Total market value $661,181)	648,217	648,217
RBC Capital Markets
0.110%, dated 2/29/2012, matures 03/01/2012, repurchase price $150,000 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000

FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT	15

Schedule of Investments	February 29, 2012 (unaudited), all dollars are rounded to thousands (000)

Treasury Obligations Fund (concluded)

DESCRIPTION	PAR	VALUE >
RBS Securities
0.150%, dated 2/29/2012, matures 03/01/2012, repurchase price $1,000,004 (collateralized by U.S. Treasury obligations: Total market value $1,020,002)	$1,000,000	$1,000,000
SG Americas Securities
0.160%, dated 2/29/2012, matures 03/01/2012, repurchase price $1,200,005 (collateralized by U.S. Treasury obligations: Total market value $1,224,000)	1,200,000	1,200,000
0.120%, dated 2/29/2012, matures 03/01/2012, repurchase price $1,000,003 (collateralized by U.S. Treasury obligations: Total market value $1,020,000)	1,000,000	1,000,000
UBS Securities
0.100%, dated 2/29/2012, matures 03/01/2012, repurchase price $200,001 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000

Total Treasury Repurchase Agreements (Cost $8,948,217)		8,948,217

Investments Purchased with Proceeds from Securities Lending † – 7.4%
Treasury Repurchase Agreements – 7.4%
Barclays Capital
0.160%, dated 2/29/2012, matures 03/01/2012, repurchase price $612,003 (collateralized by various U.S. Treasury obligations: Total market value $624,240)	612,000	612,000
Morgan Stanley & Co.
0.040%, dated 2/29/2012, matures 03/31/2012, repurchase price $408,014 (collateralized by various U.S. Treasury obligations: Total market value $416,160)	408,000	408,000

Total Investments Purchased with Proceeds from Securities Lending (Cost $1,020,000)		1,020,000

Total Investments  – 107.3% (Cost $14,804,528)		14,804,528

Other Assets and Liabilities, Net – (7.3)%		(1,009,659)

Total Net Assets – 100.0%		$13,794,869

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

U	Yield shown is effective yield as of February 29, 2012.

‚	This security or a portion of this security is out on loan at February 29, 2012. Total loaned securities had a fair value of $999,844 as of February 29, 2012.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the invested collateral is monitored on a daily basis. The cash collateral received is invested in U.S. Government securities or other high-grade debt obligations. See note 2 in Notes to Financial Statements.

	On February 29, 2012, the cost of investments for federal income tax purposes was approximately $14,804,528. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE >
Treasury Debt – 100.0%
U.S. Treasury Bills U
0.000%, 03/01/2012	$22,701	$22,701
0.034%, 03/08/2012	94,313	94,312
0.025%, 03/15/2012	40,031	40,030
0.030%, 03/22/2012	33,146	33,145
0.035%, 04/05/2012	200,550	200,543
0.039%, 04/12/2012	116,030	116,025
0.103%, 04/19/2012	20,338	20,335
0.043%, 04/26/2012	75,000	74,995
0.059%, 05/03/2012	30,000	29,997
0.060%, 05/10/2012	40,209	40,204
0.092%, 05/17/2012	35,707	35,700
0.093%, 05/24/2012	15,000	14,997
0.106%, 06/07/2012	10,000	9,997
0.100%, 07/05/2012	268	268
0.103%, 07/19/2012	300	300
0.092%, 08/02/2012	937	937
0.135%, 08/23/2012	6,448	6,444
U.S. Treasury Note
1.875%, 06/15/2012	25,000	25,128

Total Treasury Debt
(Cost $766,058)		766,058

Total Investments  – 100.0%
(Cost $766,058)		766,058

Other Assets and Liabilities, Net – 0.0%		93

Total Net Assets – 100.0%		$766,151

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

U	Rate shown is effective yield as of February 29, 2012.

	On February 29, 2012, the cost of investments for federal income tax purposes was approximately $766,058. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

The accompanying notes are an integral part of the financial statements.

16	FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT

Statements of Assets and Liabilities	February 29, 2012 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

	Government Obligations Fund	Prime Obligations Fund	Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
ASSETS:
Investments in securities, at value † (note 2)	$8,757,372	$9,130,833	$706,720	$4,836,311	$766,058
Investments purchased with proceeds from securities lending, at value (note 2)	112,200	436,781	—	1,020,000	—
Repurchase agreements, at value (note 2)	4,841,793	3,044,990	—	8,948,217	—
Cash	—	4	6	1	1
Receivable for investments sold	—	195,366	56,208	—	—
Receivable for interest	7,707	4,804	330	11,585	99
Receivable for capital shares sold	1	228	—	14	—
Other prepaid expenses and other assets	13	92	41	53	14
Total assets	13,719,086	12,813,098	763,305	14,816,181	766,172
LIABILITIES:
Bank overdraft	2	—	—	—	—
Dividends payable	52	270	—	—	—
Payable for investments purchased	148,650	25,000	68,083	—	—
Payable upon return of securities loaned (note 2)	112,200	436,781	—	1,020,000	—
Payable for capital shares redeemed	1	875	—	—	—
Payable to affiliates (note 3)	1,481	2,110	55	1,050	1
Payable for distribution and shareholder servicing fees	9	111	14	257	15
Accrued expenses and other liabilities	6	96	—	5	5
Total liabilities	262,401	465,243	68,152	1,021,312	21
Net assets	$13,456,685	$12,347,855	$695,153	$13,794,869	$766,151
COMPOSITION OF NET ASSETS:
Portfolio capital	$13,456,994	$12,347,840	$695,135	$13,795,533	$766,160
Undistributed (distributions in excess of) net investment income	50	161	6	(43)	(9)
Accumulated net realized gain (loss) on investments (note 2)	(359)	(146)	12	(621)	—
Net assets	$13,456,685	$12,347,855	$695,153	$13,794,869	$766,151
Class A:
Net assets	$263,996	$1,105,770	$116,787	$1,800,123	$17,320
Shares issued and outstanding ($0.01 par value – 5 billion authorized*)	263,999	1,105,947	116,812	1,800,150	17,314
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class D:
Net assets	$2,283,110	$938,155	$36,774	$2,200,851	$193,986
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	2,283,135	938,060	36,769	2,201,084	193,970
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class I:
Net assets	$—	$749,253	$—	$—	$—
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	—	749,334	—	—	—
Net asset value, offering price, and redemption price per share	$—	$1.00	$—	$—	$—
Class Y:
Net assets	$3,440,814	$4,343,043	$438,625	$4,885,519	$374,028
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	3,440,930	4,343,075	438,586	4,885,788	373,999
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class Z:
Net assets	$6,123,598	$4,886,810	$91,749	$4,000,611	$152,664
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	6,123,599	4,886,969	91,728	4,000,784	152,652
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Institutional Investor Class:
Net assets	$1,345,167	$324,824	$11,218	$552,604	$28,153
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	1,345,158	324,645	11,218	552,556	28,144
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Reserve Class:
Net assets	$—	$—	$—	$355,161	$—
Shares issued and outstanding ($0.01 par value – 5 billion authorized)	—	—	—	355,219	—
Net asset value, offering price, and redemption price per share	$—	$—	$—	$1.00	$—
† Including securities loaned, at value	$109,983	$426,830	$—	$999,844	$—

*	20 billion shares were authorized for U.S. Treasury Money Market Fund.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT	17

Statements of Operations	For the six-month period ended February 29, 2012 (unaudited), all dollars are rounded to thousands (000)

	Government Obligations Fund	Prime Obligations Fund	Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
INVESTMENT INCOME:
Interest income	$9,115	$14,453	$409	$4,563	$62
Securities lending income (note 2)	44	83	—	44	—
Total investment income	9,159	14,536	409	4,607	62
EXPENSES (note 3):
Investment advisory fees	6,344	5,939	329	5,055	336
Administration fees and expenses	8,556	8,239	466	6,949	477
Transfer agent fees and expenses	63	110	62	72	61
Custodian fees	317	297	16	253	17
Legal fees	16	16	16	16	15
Audit fees	24	24	24	24	24
Registration fees	17	29	18	17	7
Postage and printing fees	160	219	—	117	5
Directors’ fees	45	45	45	45	45
Other expenses	70	119	35	90	56
Distribution and shareholder servicing (12b-1) fees :
Class A	286	1,414	95	862	20
Class C	—	1	—	—	—
Class D	1,573	758	27	1,546	116
Reserve Class	—	—	—	886	—
Shareholder servicing (non 12b-1) fees :
Class A	286	1,414	95	862	20
Class D	2,622	1,263	46	2,577	194
Class I	—	845	—	—	—
Class Y	4,427	4,141	575	4,744	472
Reserve Class	—	—	—	443	—
Institutional Investor Class	628	198	9	319	11
Total expenses	25,434	25,071	1,858	24,877	1,876
Less: Fee waivers (note 3)	(16,327)	(11,691)	(1,449)	(20,270)	(1,814)
Total net expenses	9,107	13,380	409	4,607	62
Investment income – net	52	1,156	—	—	—
Net gain (loss) on investments	1	(33)	10	(3)	2
Net increase (decrease) in net assets resulting from operations	$53	$1,123	$10	$(3)	$2

The accompanying notes are an integral part of the financial statements.

18	FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT

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FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT	19

Statements of Changes in Net Assets	all dollars are rounded to thousands (000)

	Government Obligations Fund		Prime Obligations Fund
	Six-Month Period Ended 2/29/2012 (unaudited)	Year Ended 8/31/2011	Six-Month Period Ended 2/29/2012 (unaudited)	Year Ended 8/31/2011
OPERATIONS:
Investment income – net	$52	$360	$1,156	$6,648
Net realized gain (loss) on investments	1	(34)	(33)	129
Net increase (decrease) in net assets resulting from operations	53	326	1,123	6,777
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(1)	—	—	—
Class C	—	—	—	—
Class D	(9)	—	—	—
Class I	—	—	—	—
Class Y	(13)	—	—	—
Class Z	(24)	(360)	(1,156)	(6,623)
Institutional Investor Class	(5)	—	—	(25)
Reserve Class	—	—	—	—
Total distributions	(52)	(360)	(1,156)	(6,648)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	364,771	787,051	934,469	2,372,390
Reinvestment of distributions	—	—	—	22
Payments for redemptions	(318,748)	(864,516)	(978,510)	(2,546,694)
Increase (decrease) in net assets from Class A transactions	46,023	(77,465)	(44,041)	(174,282)
Class B (note 1):
Proceeds from sales	—	—	—	—
Reinvestment of distributions	—	—	—	—
Payments for redemptions	—	—	—	(1,154)
Decrease in net assets from Class B transactions	—	—	—	(1,154)
Class C (note 1):
Proceeds from sales	—	—	—	50
Reinvestment of distributions	—	—	—	—
Payments for redemptions	—	—	(528)	(2,064)
Decrease in net assets from Class C transactions	—	—	(528)	(2,014)
Class D:
Proceeds from sales	3,305,876	7,190,742	1,564,205	3,827,616
Reinvestment of distributions	—	—	—	—
Payments for redemptions	(3,198,914)	(7,540,544)	(1,711,674)	(4,255,139)
Increase (decrease) in net assets from Class D transactions	106,962	(349,802)	(147,469)	(427,523)
Class I:
Proceeds from sales	—	—	1,807,125	10,356,156
Reinvestment of distributions	—	—	—	1
Payments for redemptions	—	—	(2,309,410)	(10,737,990)
Decrease in net assets from Class I transactions	—	—	(502,285)	(381,833)
Class Y:
Proceeds from sales	13,623,579	22,860,678	12,662,805	86,076,410
Reinvestment of distributions	—	—	—	18
Payments for redemptions	(14,026,385)	(24,158,400)	(11,694,497)	(86,442,769)
Increase (decrease) in net assets from Class Y transactions	(402,806)	(1,297,722)	968,308	(366,341)

The accompanying notes are an integral part of the financial statements.

20	FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT

Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
Six-Month Period Ended 2/29/2012 (unaudited)	Year Ended 8/31/2011	Six-Month Period Ended 2/29/2012 (unaudited)	Year Ended 8/31/2011	Six-Month Period Ended 2/29/2012 (unaudited)	Year Ended 8/31/2011

$—	$15	$—	$25	$—	$—
10	5	(3)	(1)	2	12
10	20	(3)	24	2	12

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	(1)
—	—	—	—	—	—
—	—	—	—	—	(2)
—	(15)	—	(25)	—	(1)
—	—	—	—	—	—
—	—	—	—	—	—
—	(15)	—	(25)	—	(4)

87,230	122,384	2,249,722	1,561,376	1,531,342	1,045,216
—	2	—	—	—	—
(41,977)	(125,154)	(1,019,506)	(1,860,128)	(1,535,490)	(1,075,239)
45,253	(2,768)	1,230,216	(298,752)	(4,148)	(30,023)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

56,258	76,319	2,043,335	6,545,447	339,313	590,892
—	—	—	—	—	—
(52,955)	(71,229)	(2,277,387)	(6,819,313)	(237,090)	(614,764)
3,303	5,090	(234,052)	(273,866)	102,223	(23,872)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

431,951	1,587,214	7,269,190	16,501,827	554,887	2,241,039
—	1	—	1	—	—
(494,499)	(1,659,910)	(6,841,682)	(15,341,739)	(516,630)	(2,220,969)
(62,548)	(72,695)	427,508	1,160,089	38,257	20,070

FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT	21

Statements of Changes in Net Assets	continued

	Government Obligations Fund		Prime Obligations Fund
	Six-Month Period Ended 2/29/2012 (unaudited)	Year Ended 8/31/2011	Six-Month Period Ended 2/29/2012 (unaudited)	Year Ended 8/31/2011
Class Z:
Proceeds from sales	$16,277,636	$68,228,841	$14,238,572	$35,835,014
Reinvestment of distributions	—	155	165	469
Payments for redemptions	(15,853,963)	(66,821,633)	(15,001,170)	(39,794,372)
Increase (decrease) in net assets from Class Z transactions	423,673	1,407,363	(762,433)	(3,958,889)
Institutional Investor Class:
Proceeds from sales	2,763,347	5,233,557	1,452,258	6,686,824
Reinvestment of distributions	—	—	—	1
Payments for redemptions	(2,635,212)	(5,099,358)	(1,551,046)	(7,189,078)
Increase (decrease) in net assets from Institutional Investor Class transactions	128,135	134,199	(98,788)	(502,253)
Reserve Class:
Proceeds from sales	—	—	—	—
Reinvestment of distributions	—	—	—	—
Payments for redemptions	—	—	—	—
Decrease in net assets from Reserve Class transactions	—	—	—	—
Increase (decrease) in net assets from capital share transactions	301,987	(183,427)	(587,236)	(5,814,289)
Total increase (decrease) in net assets	301,988	(183,461)	(587,269)	(5,814,160)
Net assets at beginning of the period	13,154,697	13,338,158	12,935,124	18,749,284
Net assets at end of the period	$13,456,685	$13,154,697	$12,347,855	$12,935,124
Undistributed (distributions in excess of) net investment income	$50	$50	$161	$161

The accompanying notes are an integral part of the financial statements.

22	FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT

Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
Six-Month Period Ended 2/29/2012 (unaudited)	Year Ended 8/31/2011	Six-Month Period Ended 2/29/2012 (unaudited)	Year Ended 8/31/2011	Six-Month Period Ended 2/29/2012 (unaudited)	Year Ended 8/31/2011

$313,378	$583,100	$7,096,072	$8,954,127	$363,764	$741,079
—	—	—	17	—	—
(325,884)	(827,103)	(4,971,739)	(8,476,765)	(288,875)	(760,341)
(12,506)	(244,003)	2,124,333	477,379	74,889	(19,262)

173,458	468,450	1,185,465	2,458,492	70,691	92,727
—	—	—	—	—	—
(181,270)	(461,866)	(1,207,207)	(2,364,894)	(58,765)	(113,695)
(7,812)	6,584	(21,742)	93,598	11,926	(20,968)

—	—	357,822	894,259	—	—
—	—	—	1	—	—
—	—	(362,095)	(951,178)	—	—
—	—	(4,273)	(56,918)	—	—
(34,310)	(307,792)	3,521,990	1,101,530	223,147	(74,055)
(34,300)	(307,787)	3,521,987	1,101,529	223,149	(74,047)
729,453	1,037,240	10,272,882	9,171,353	543,002	617,049
$695,153	$729,453	$13,794,869	$10,272,882	$766,151	$543,002
$6	$6	$(43)	$(43)	$(9)	$(9)

FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT	23

Financial Highlights	For a share outstanding throughout the indicated periods.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period
Government Obligations Fund
Class A
2012[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	—		—	1.00
2009[2]	1.00	0.004		(0.004)	1.00
2008[2]	1.00	0.028		(0.028)	1.00
2007[2]	1.00	0.046		(0.046)	1.00
Class D
2012[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	—		—	1.00
2009[2]	1.00	0.004		(0.004)	1.00
2008[2]	1.00	0.029		(0.029)	1.00
2007[2]	1.00	0.047		(0.047)	1.00
Class Y
2012[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	—		—	1.00
2009[2]	1.00	0.005		(0.005)	1.00
2008[2]	1.00	0.031		(0.031)	1.00
2007[2]	1.00	0.049		(0.049)	1.00
Class Z
2012[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00
2011[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.008		(0.008)	1.00
2008[2]	1.00	0.033		(0.033)	1.00
2007[2]	1.00	0.051		(0.051)	1.00
Institutional Investor Class
2012[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	—		—	1.00
2009[2]	1.00	0.007		(0.007)	1.00
2008[2]	1.00	0.032		(0.032)	1.00
2007[2]	1.00	0.050		(0.050)	1.00

[1]	For the six-month period ended February 29, 2012 (unaudited). All ratios for the period have been annualized, except total return.

[2]	For the period September 1 to August 31 in the fiscal year indicated.

[3]	Rounds to zero.

[4]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

24	FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT

Total Return[4]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.00%	$263,996	0.14%	0.00%	0.79%	(0.65)%
0.00	217,973	0.20	0.00	0.79	(0.59)
0.00	295,439	0.27	0.00	0.78	(0.51)
0.36	530,312	0.67	0.31	0.79	0.19
2.79	710,680	0.75	2.58	0.78	2.55
4.66	384,673	0.75	4.56	0.78	4.53

0.00%	$2,283,110	0.14%	0.00%	0.64%	(0.50)%
0.00	2,176,148	0.20	0.00	0.64	(0.44)
0.00	2,525,955	0.27	0.00	0.63	(0.36)
0.44	2,973,885	0.59	0.40	0.65	0.34
2.95	2,628,910	0.60	2.59	0.63	2.56
4.82	1,320,996	0.60	4.71	0.63	4.68

0.00%	$3,440,814	0.14%	0.00%	0.49%	(0.35)%
0.00	3,843,620	0.20	0.00	0.49	(0.29)
0.00	5,141,352	0.27	0.00	0.48	(0.21)
0.55	6,837,427	0.48	0.52	0.50	0.50
3.10	6,935,957	0.45	2.81	0.48	2.78
4.97	3,649,102	0.45	4.86	0.48	4.83

0.00%	$6,123,598	0.14%	0.00%	0.24%	(0.10)%
0.01	5,699,924	0.19	0.01	0.25	(0.05)
0.04	4,292,577	0.23	0.05	0.23	0.05
0.79	8,402,541	0.24	0.59	0.24	0.59
3.36	1,915,386	0.20	3.04	0.23	3.01
5.23	784,556	0.20	5.10	0.23	5.07

0.00%	$1,345,167	0.14%	0.00%	0.34%	(0.20)%
0.00	1,217,032	0.20	0.00	0.34	(0.14)
0.00	1,082,835	0.27	0.01	0.33	(0.05)
0.69	2,875,035	0.34	0.49	0.34	0.49
3.25	461,342	0.30	3.16	0.33	3.13
5.13	442,701	0.30	5.01	0.33	4.98

FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT	25

Financial Highlights	For a share outstanding throughout the indicated periods.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period
Prime Obligations Fund
Class A
2012[1]	$1.00	$—		$—	$1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.007		(0.007)	1.00
2008[2]	1.00	0.031		(0.031)	1.00
2007[2]	1.00	0.046		(0.046)	1.00
Class D
2012[1]	$1.00	$—		$—	$1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.008		(0.008)	1.00
2008[2]	1.00	0.033		(0.033)	1.00
2007[2]	1.00	0.048		(0.048)	1.00
Class I
2012[1]	$1.00	$—		$—	$1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.010		(0.010)	1.00
2008[2]	1.00	0.035		(0.035)	1.00
2007[2]	1.00	0.050		(0.050)	1.00
Class Y
2012[1]	$1.00	$—		$—	$1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.009		(0.009)	1.00
2008[2]	1.00	0.034		(0.034)	1.00
2007[2]	1.00	0.049		(0.049)	1.00
Class Z
2012[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00
2011[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2010[2]	1.00	0.001		(0.001)	1.00
2009[2]	1.00	0.012		(0.012)	1.00
2008[2]	1.00	0.037		(0.037)	1.00
2007[2]	1.00	0.052		(0.052)	1.00
Institutional Investor Class
2012[1]	$1.00	$—		$—	$1.00
2011[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.011		(0.011)	1.00
2008[2]	1.00	0.036		(0.036)	1.00
2007[2]	1.00	0.051		(0.051)	1.00

[1]	For the six-month period ended February 29, 2012 (unaudited). All ratios for the period have been annualized, except total return.

[2]	For the period September 1 to August 31 in the fiscal year indicated.

[3]	Rounds to zero.

[4]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

26	FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT

Total Return[4]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.00%	$1,105,770	0.24%	0.00%	0.79%	(0.55)%
0.00	1,149,814	0.30	0.00	0.79	(0.49)
0.00	1,324,087	0.33	0.00	0.78	(0.45)
0.67	1,676,718	0.76	0.71	0.81	0.66
3.17	2,315,088	0.78	3.08	0.78	3.08
4.70	2,048,485	0.78	4.60	0.78	4.60

0.00%	$938,155	0.24%	0.00%	0.64%	(0.40)%
0.00	1,085,626	0.30	0.00	0.64	(0.34)
0.00	1,513,140	0.34	0.00	0.64	(0.30)
0.79	2,473,134	0.64	0.71	0.66	0.69
3.32	1,936,019	0.63	3.07	0.63	3.07
4.86	1,102,093	0.63	4.76	0.63	4.76

0.00%	$749,253	0.24%	0.00%	0.45%	(0.21)%
0.00	1,251,541	0.30	0.00	0.44	(0.14)
0.00	1,633,364	0.34	0.00	0.43	(0.09)
0.98	5,275,495	0.45	0.81	0.46	0.80
3.56	1,608,965	0.40	3.49	0.43	3.46
5.10	1,652,385	0.40	4.98	0.43	4.95

0.00%	$4,343,043	0.25%	0.00%	0.50%	(0.25)%
0.00	3,374,744	0.30	0.00	0.49	(0.19)
0.00	3,741,060	0.34	0.00	0.48	(0.14)
0.92	7,249,566	0.51	0.89	0.51	0.89
3.48	8,092,898	0.48	3.35	0.48	3.35
5.02	6,189,316	0.48	4.90	0.48	4.90

0.02%	$4,886,810	0.20%	0.04%	0.25%	(0.01)%
0.07	5,649,257	0.23	0.07	0.24	0.06
0.10	9,608,076	0.23	0.10	0.23	0.10
1.18	13,745,864	0.25	1.03	0.26	1.02
3.77	8,864,378	0.20	3.49	0.23	3.46
5.31	6,100,756	0.20	5.19	0.23	5.16

0.00%	$324,824	0.24%	0.00%	0.34%	(0.10)%
0.00	423,613	0.31	0.00	0.35	(0.04)
0.02	925,862	0.31	0.03	0.33	0.01
1.08	1,693,975	0.35	0.95	0.36	0.94
3.66	1,354,758	0.30	3.64	0.33	3.61
5.20	777,714	0.30	5.09	0.33	5.06

FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT	27

Financial Highlights	For a share outstanding throughout the indicated periods.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period
Tax Free Obligations Fund
Class A
2012[1]	$1.00	$—		$—	$1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.004		(0.004)	1.00
2008[2]	1.00	0.018		(0.018)	1.00
2007[2]	1.00	0.029		(0.029)	1.00
Class D
2012[1]	$1.00	$—		$—	$1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.005		(0.005)	1.00
2008[2]	1.00	0.020		(0.020)	1.00
2007[2]	1.00	0.031		(0.031)	1.00
Class Y
2012[1]	$1.00	$—		$—	$1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.006		(0.006)	1.00
2008[2]	1.00	0.021		(0.021)	1.00
2007[2]	1.00	0.032		(0.032)	1.00
Class Z
2012[1]	$1.00	$—		$—	$1.00
2011[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.008		(0.008)	1.00
2008[2]	1.00	0.024		(0.024)	1.00
2007[2]	1.00	0.035		(0.035)	1.00
Institutional Investor Class
2012[1]	$1.00	$—		$—	$1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.007		(0.007)	1.00
2008[2]	1.00	0.023		(0.023)	1.00
2007[2]	1.00	0.034		(0.034)	1.00

[1]	For the six-month period ended February 29, 2012 (unaudited). All ratios for the period have been annualized, except total return.

[2]	For the period September 1 to August 31 in the fiscal year indicated.

[3]	Rounds to zero.

[4]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

28	FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT

Total Return[4]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.00%	$116,787	0.12%	0.00%	0.85%	(0.73)%
0.00	71,532	0.24	0.00	0.84	(0.60)
0.00	74,301	0.26	0.00	0.81	(0.55)
0.47	124,530	0.63	0.60	0.83	0.40
1.86	255,762	0.75	1.80	0.79	1.76
2.94	172,416	0.75	2.90	0.80	2.85

0.00%	$36,774	0.12%	0.00%	0.69%	(0.57)%
0.00	33,470	0.24	0.00	0.69	(0.45)
0.00	28,380	0.26	0.00	0.66	(0.40)
0.52	48,884	0.57	0.64	0.68	0.53
2.01	159,924	0.60	1.75	0.64	1.71
3.09	51,119	0.60	3.05	0.65	3.00

0.00%	$438,625	0.12%	0.00%	0.55%	(0.43)%
0.00	501,167	0.24	0.00	0.53	(0.29)
0.00	573,858	0.26	0.00	0.51	(0.25)
0.59	753,405	0.49	0.69	0.53	0.65
2.17	1,281,930	0.45	2.12	0.49	2.08
3.25	1,197,152	0.45	3.20	0.50	3.15

0.00%	$91,749	0.13%	0.00%	0.30%	(0.17)%
0.01	104,254	0.24	0.01	0.28	(0.03)
0.03	348,256	0.24	0.03	0.26	0.01
0.80	731,472	0.27	0.75	0.28	0.74
2.42	644,429	0.20	2.52	0.24	2.48
3.51	923,878	0.20	3.46	0.25	3.41

0.00%	$11,218	0.12%	0.00%	0.39%	(0.27)%
0.00	19,030	0.23	0.00	0.39	(0.16)
0.01	12,445	0.25	0.00	0.35	(0.10)
0.70	15,211	0.37	0.80	0.38	0.79
2.32	41,342	0.30	2.31	0.34	2.27
3.40	35,327	0.30	3.35	0.35	3.30

FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT	29

Financial Highlights	For a share outstanding throughout the indicated periods.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period
Treasury Obligations Fund
Class A
2012[1]	$1.00	$—		$—	$1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.001		(0.001)	1.00
2008[2]	1.00	0.023		(0.023)	1.00
2007[2]	1.00	0.045		(0.045)	1.00
Class D
2012[1]	$1.00	$—		$—	$1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.001		(0.001)	1.00
2008[2]	1.00	0.024		(0.024)	1.00
2007[2]	1.00	0.046		(0.046)	1.00
Class Y
2012[1]	$1.00	$—		$—	$1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.002		(0.002)	1.00
2008[2]	1.00	0.027		(0.027)	1.00
2007[2]	1.00	0.048		(0.048)	1.00
Class Z
2012[1]	$1.00	$—		$—	$1.00
2011[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.004		(0.004)	1.00
2008[2]	1.00	0.028		(0.028)	1.00
2007[2]	1.00	0.051		(0.051)	1.00
Institutional Investor Class
2012[1]	$1.00	$—		$—	$1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.003		(0.003)	1.00
2008[2]	1.00	0.027		(0.027)	1.00
2007[2]	1.00	0.049		(0.049)	1.00
Reserve Class
2012[1]	$1.00	$—		$—	$1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.001		(0.001)	1.00
2008[2]	1.00	0.024		(0.024)	1.00
2007[2]	1.00	0.043		(0.043)	1.00

[1]	For the six-month period ended February 29, 2012 (unaudited). All ratios for the period have been annualized, except total return.

[2]	For the period September 1 to August 31 in the fiscal year indicated.

[3]	Rounds to zero.

[4]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

30	FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT

Total Return[4]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.00%	$1,800,123	0.09%	0.00%	0.79%	(0.70)%
0.00	569,907	0.17	0.00	0.79	(0.62)
0.00	868,658	0.20	0.00	0.78	(0.58)
0.07	940,369	0.53	0.09	0.79	(0.17)
2.30	1,391,961	0.75	2.34	0.78	2.31
4.55	1,719,685	0.75	4.46	0.78	4.43

0.00%	$2,200,851	0.09%	0.00%	0.65%	(0.56)%
0.00	2,434,904	0.17	0.00	0.65	(0.48)
0.00	2,708,770	0.20	0.00	0.63	(0.43)
0.11	3,411,407	0.50	0.15	0.64	0.01
2.45	6,868,518	0.60	2.45	0.63	2.42
4.71	7,232,055	0.60	4.61	0.63	4.58

0.00%	$4,885,519	0.09%	0.00%	0.50%	(0.41)%
0.00	4,458,012	0.16	0.00	0.49	(0.33)
0.00	3,297,924	0.20	0.00	0.48	(0.28)
0.18	4,692,210	0.41	0.19	0.49	0.11
2.60	5,482,050	0.45	2.62	0.48	2.59
4.86	6,143,979	0.45	4.75	0.48	4.72

0.00%	$4,000,611	0.09%	0.00%	0.24%	(0.15)%
0.00	1,876,278	0.16	0.00	0.24	(0.08)
0.00	1,398,900	0.20	0.00	0.23	(0.03)
0.36	1,926,914	0.23	0.38	0.24	0.37
2.86	3,713,560	0.20	2.74	0.23	2.71
5.13	2,596,399	0.20	4.98	0.23	4.95

0.00%	$552,604	0.09%	0.00%	0.35%	(0.26)%
0.00	574,347	0.16	0.00	0.34	(0.18)
0.00	480,749	0.20	0.00	0.33	(0.13)
0.28	526,060	0.31	0.32	0.34	0.29
2.75	766,652	0.30	2.68	0.33	2.65
5.02	693,614	0.30	4.89	0.33	4.86

0.00%	$355,161	0.09%	0.00%	1.00%	(0.91)%
0.00	359,434	0.17	0.00	0.99	(0.82)
0.00	416,352	0.20	0.00	0.98	(0.78)
0.06	602,332	0.56	0.08	0.99	(0.35)
2.11	973,250	0.93	2.13	0.98	2.08
4.35	1,167,569	0.94	4.27	0.98	4.23

FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT	31

Financial Highlights	For a share outstanding throughout the indicated periods.

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Net Asset Value End of Period
U.S. Treasury Money Market Fund
Class A
2012[1]	$1.00	$—	$—	$1.00
2011[2]	1.00	—	—	1.00
2010[2]	1.00	—	—	1.00
2009[2]	1.00	0.001	(0.001)	1.00
2008[2]	1.00	0.020	(0.020)	1.00
2007[2]	1.00	0.043	(0.043)	1.00
Class D
2012[1]	$1.00	$—	$—	$1.00
2011[2]	1.00	—	—	1.00
2010[2]	1.00	—	—	1.00
2009[2]	1.00	0.001	(0.001)	1.00
2008[2]	1.00	0.021	(0.021)	1.00
2007[2]	1.00	0.044	(0.044)	1.00
Class Y
2012[1]	$1.00	$—	$—	$1.00
2011[2]	1.00	—	—	1.00
2010[2]	1.00	—	—	1.00
2009[2]	1.00	0.002	(0.002)	1.00
2008[2]	1.00	0.023	(0.023)	1.00
2007[2]	1.00	0.046	(0.046)	1.00
Class Z
2012[1]	$1.00	$—	$—	$1.00
2011[2]	1.00	—	—	1.00
2010[2]	1.00	—	—	1.00
2009[2]	1.00	0.003	(0.003)	1.00
2008[2]	1.00	0.025	(0.025)	1.00
2007[2]	1.00	0.048	(0.048)	1.00
Institutional Investor Class
2012[1]	$1.00	$—	$—	$1.00
2011[2]	1.00	—	—	1.00
2010[2]	1.00	—	—	1.00
2009[2]	1.00	0.002	(0.002)	1.00
2008[2]	1.00	0.024	(0.024)	1.00
2007[2]	1.00	0.047	(0.047)	1.00

[1]	For the six-month period ended February 29, 2012 (unaudited). All ratios for the period have been annualized, except total return.

[2]	For the period September 1 to August 31 in the fiscal year indicated.

[3]	Total return would have been lower had certain expenses not been waived or reimbursed (note 3)

The accompanying notes are an integral part of the financial statements.

32	FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT

Total Return[3]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.00%	$17,320	0.02%	0.00%	0.86%	(0.84)%
0.00	21,468	0.12	0.00	0.85	(0.73)
0.00	51,490	0.12	0.00	0.82	(0.70)
0.08	62,194	0.44	0.11	0.77	(0.22)
2.00	89,497	0.75	1.64	0.80	1.59
4.31	17,727	0.75	4.25	0.82	4.18

0.00%	$193,986	0.02%	0.00%	0.71%	(0.69)%
0.00	91,763	0.11	0.00	0.70	(0.59)
0.00	115,634	0.13	0.00	0.68	(0.55)
0.12	133,882	0.42	0.16	0.64	(0.06)
2.15	321,431	0.60	2.09	0.65	2.04
4.47	230,031	0.60	4.37	0.67	4.30

0.00%	$374,028	0.02%	0.00%	0.56%	(0.54)%
0.00	335,769	0.10	0.00	0.55	(0.45)
0.00	315,695	0.12	0.00	0.52	(0.40)
0.16	426,875	0.36	0.18	0.50	0.04
2.30	570,751	0.45	2.22	0.50	2.17
4.62	462,391	0.45	4.53	0.52	4.46

0.00%	$152,664	0.02%	0.00%	0.31%	(0.29)%
0.00	77,775	0.10	0.00	0.31	(0.21)
0.00	97,034	0.14	0.00	0.27	(0.13)
0.27	237,487	0.23	0.30	0.25	0.28
2.56	219,278	0.20	2.33	0.25	2.28
4.88	117,843	0.20	4.80	0.27	4.73

0.00%	$28,153	0.02%	0.00%	0.41%	(0.39)%
0.00	16,227	0.12	0.00	0.40	(0.28)
0.00	37,196	0.12	0.00	0.37	(0.25)
0.22	149,648	0.29	0.22	0.36	0.15
2.46	125,216	0.30	1.68	0.35	1.63
4.78	2,452	0.30	4.69	0.37	4.62

FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT	33

Notes to Financial Statements	(unaudited as to February 29, 2012), all dollars and shares are rounded to thousands (000)

1 >	Organization

The Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future.

FAF offers Class A, Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares. Class A shares are not subject to sales charges. Effective September 21, 2010, Class B and Class C shares of Prime Obligations Fund closed to new investors and additional investments. There were no Class B or Class C shares outstanding at February 29, 2012. Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares are offered only to qualifying institutional investors. Class I shares are not offered by Government Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, or U.S. Treasury Money Market Fund. Reserve Class shares are offered by Treasury Obligations Fund only.

The funds’ prospectuses provide descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Investment securities held are stated at amortized cost (except for investments in other money market funds), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. Investments in other money market funds are valued at their respective net asset values on the valuation date. In accordance with Rule 2a-7 of the Investment Company Act, the fair values of the securities held in the funds are determined at least once per week using prices supplied by the funds’ independent pricing services. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the six-month period ended February 29, 2012, the differences between the aggregate market price and the aggregate amortized cost of all securities did not exceed 0.25% for any fund.

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or evaluation of the forces that influence the market in which the securities are purchased and sold.

34	FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

As of February 29, 2012, each fund’s investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total Fair Value
Government Obligations Fund
Government Agency Debt	$—	$8,094,172	$—	$8,094,172
Government Agency Repurchase Agreements	—	2,791,793	—	2,791,793
Treasury Repurchase Agreements	—	2,050,000	—	2,050,000
Treasury Debt	—	663,200	—	663,200
Investments Purchased with Proceeds from Securities Lending	—	112,200	—	112,200
Total Investments	$—	$13,711,365	$—	$13,711,365
Prime Obligations Fund
Certificates of Deposit	$—	$2,426,968	$—	$2,426,968
Government Agency Repurchase Agreements	—	2,008,207	—	2,008,207
Other Notes	—	1,746,831	—	1,746,831
Financial Company Commercial Paper	—	1,032,312	—	1,032,312
Government Agency Debt	—	970,505	—	970,505
Asset Backed Commercial Paper	—	917,788	—	917,788
Variable Rate Demand Notes	—	847,940	—	847,940
Treasury Debt	—	809,086	—	809,086
Treasury Repurchase Agreement	—	701,783	—	701,783
Investment Companies	379,403	—	—	379,403
Other Repurchase Agreements	—	335,000	—	335,000
Investment Purchased with Proceeds from Securities Lending	—	436,781	—	436,781
Total Investments	$379,403	$12,233,201	$—	$12,612,604
Tax Free Obligations Fund
Municipal Debt	$—	$706,720	$—	$706,720
Total Investments	$—	$706,720	$—	$706,720
Treasury Obligations Fund
Treasury Debt	$—	$4,836,311	$—	$4,836,311
Treasury Repurchase Agreements	—	8,948,217	—	8,948,217
Investments Purchased with Proceeds from Securities Lending	—	1,020,000	—	1,020,000
Total Investments	$—	$14,804,528	$—	$14,804,528
U.S. Treasury Money Market Fund
Treasury Debt	$—	$766,058	$—	$766,058
Total Investments	$—	$766,058	$—	$766,058

Refer to the Schedule of Investments for further security classification.

During the six-month period ended February 29, 2012, there were no transfers between fair value levels.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors. At February 29, 2012, the funds did not hold any restricted securities other than the Rule 144A securities disclosed in the Schedules of Investments. None of the funds held illiquid securities at February 29, 2012.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company (“RIC”) as provided in

FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT	35

Notes to Financial Statements	(unaudited as to February 29, 2012), all dollars and shares are rounded to thousands (000)

Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of February 29, 2012 the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the fund. The distributions paid during the six-month period ended February 29, 2012 (estimated) and fiscal year ended August 31, 2011 (adjusted by dividends payable as of February 29, 2012 and August 31, 2011) were as follows:

	February 29, 2012

Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Prime Obligations Fund	$1,052	$—	$—	$1,052

The funds designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the funds related to net capital gain to zero for the tax year ended August 31, 2011.

	August 31, 2011

Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$503	$—	$—	$503
Prime Obligations Fund	8,126	—	—	8,126
Tax Free Obligations Fund	—	70	—	70
Treasury Obligations Fund	115	—	—	115
U.S. Treasury Money Market Fund	4	—	—	4

As of August 31, 2011, the funds’ most recent completed fiscal year end, the components of accumulated earnings (deficit) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Post-October Losses	Unrealized Appreciation	Total Accumulated Earnings (Deficit)
Government Obligations Fund	$72	$—	$—	$(359)	$—	$(287)
Prime Obligations Fund	387	—	—	(113)	—	274
Tax Free Obligations Fund	—	21	2	—	—	23
Treasury Obligations Fund	3	—	—	(618)	—	(615)
U.S. Treasury Money Market Fund	2	—	—	—	(3)	(1)

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2011 and the deferral of wash sale losses.

As of August 31, 2011, the following funds had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the fund’s fiscal year-ends as follows:

	Expiration Year

Fund	2012	2013	2014	2015	2016	2017	2018	2019	Total
Government Obligations Fund	$—	$—	$—	$—	$—	$—	$—	$(326)	$(326)
Prime Obligations Fund	—	—	—	(41)	—	(72)	—	—	(113)
Treasury Obligations Fund	—	—	(20)	(57)	—	—	(540)	—	(617)

36	FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT

Government Obligations Fund and Treasury Obligations Fund incurred losses of $33 and $1, respectively, for tax purposes, for the period from November 1, 2010 to August 31, 2011. As permitted by tax regulations, these funds intend to elect to defer and treat those losses as arising in the fiscal year ending August 31, 2012.

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreements with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each such fund may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker’s custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements are designed to ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited.

SECURITIES LENDING – In order to generate additional income, Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each fund’s policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then “marked to market” daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. Cash collateral is invested in short-term, high quality U.S. dollar-denominated securities that would be eligible for investment by a money market fund under Rule 2a-7 of the Investment Company Act. As of February 29, 2012, Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund had securities on loan with a total value of $109,983, $426,830 and $999,844 respectively.

U.S. Bank National Association (“U.S. Bank”), the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the fund. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”). As the securities lending agent, U.S. Bank receives fees of up to 20% of each fund’s net income from securities lending transactions and pays half of such fees to U.S. Bancorp Asset Management, Inc. (“USBAM”) for certain securities lending services provided by USBAM. For the six-month period ended February 29, 2012, Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund paid $11, $21 and $12, respectively, to U.S. Bank for serving as the securities lending agent. The fund’s income from securities lending is recorded on the Statements of Operations as securities lending income net of fees paid to U.S. Bank.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds within the First American Family of Funds. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended February 29, 2012.

DEFERRED COMPENSATION PLAN – Prior to January 1, 2011, non-interested directors of the First American Family of Funds were able to defer receipt of part or all of their annual compensation under a Deferred Compensation Plan (the “Plan”). Deferred amounts were treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, as designated by each director. The Plan was terminated effective December 31, 2010. All amounts held in the Plan are 100% vested and outstanding account balances under the Plan are obligations of the funds into which amounts were deferred. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT	37

Notes to Financial Statements	(unaudited as to February 29, 2012), all dollars and shares are rounded to thousands (000)

EVENTS SUBSEQUENT TO PERIOD END – Management has evaluated fund related events and transactions that occurred subsequent to February 29, 2012 through the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the funds’ financial statements.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement, USBAM manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay USBAM a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

Effective October 30, 2008 for Treasury Obligations Fund and December 22, 2008 for each other fund, the advisor voluntarily agreed to waive or reimburse certain fees and expenses and the Board of Directors approved the suspension or reduction of 12b-1 fee payments, as needed, in order to maintain a zero or positive yield for each share class of each fund. Effective February 1, 2011 for Government Obligations Fund Class Z shares and June 1, 2011 for Class Z shares of Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund, the advisor contractually agreed to waive fees and reimburse other fund expenses, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These contractual waivers and reimbursements will remain in effect through October 31, 2012, and may not be terminated prior to such time without the approval of the funds’ board of directors. Waivers and reimbursements by the advisor are otherwise voluntary and may be terminated at any time by the advisor. In order to maintain a minimum yield, or, in the case of Class Z shares, to keep total annual fund operating expenses from exceeding 0.20%, USBAM waived or reimbursed investment advisory fees of $152, $1,189, and $336 for Tax Free Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 29, 2012.

ADMINISTRATION FEES – USBAM serves as the funds’ administrator pursuant to an administration agreement between USBAM and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and USBAM. USBAM is a subsidiary of U.S. Bank. Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, USBAM is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay USBAM administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of all open-end mutual funds in the First American Family of Funds, up to $8 billion, 0.185% for Class A shares and 0.135% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee.

In addition to these fees, the funds may reimburse USBAM and the sub-administrator for any out-of-pocket expenses incurred in providing administration services. In order to maintain minimum yields for each fund, or, in the case of Class Z shares, to keep total annual fund operating expenses from exceeding 0.20%, USBAM voluntarily waived or reimbursed administration fees of $6,508, $1,813, $449, $6,842, and $451 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 29, 2012.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement with FAF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

DISTRIBUTION AND SHAREHOLDER SERVICING (12b-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement with FAF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 0.15%, and 0.50% of each fund’s average daily net assets attributable to Class A shares, Class D shares, and Reserve Class shares, respectively. No distribution or shareholder servicing fees are paid by Institutional Investor Class shares, Class Y shares, Class I shares, or Class Z shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities. In order to maintain minimum yields for each fund, or, in the case of Class Z shares, to keep total annual fund operating expenses from exceeding 0.20%, 12b-1 distribution and shareholder servicing fees were reimbursed or suspended in the amounts of $1,859, $2,173, $123, $3,294 and $136 for Government Obligations Fund, Prime

38	FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT

Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 29, 2012.

Under the distribution agreement, no amounts were retained by affiliates of USBAM for the six-month period ended February 29, 2012.

SHAREHOLDER SERVICING (NON-12b-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class Y shares, Institutional Investor Class, and Reserve Class shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, Class Y, and Reserve Class shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class I shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Institutional Investor Class shares. In order to maintain minimum yields for each fund, or, in the case of Class Z shares, to keep total annual fund operating expenses from exceeding 0.20%, USBAM voluntarily waived or reimbursed shareholder servicing fees of $7,960, $7,705, $725, $8,945, and $697 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 29, 2012.

Under this shareholder servicing plan and agreement, the following amounts were paid to USBAM for the six-month period ended February 29, 2012 after waivers:

Fund	Amount
Government Obligations Fund	$4
Prime Obligations Fund	343

EXPENSE REIMBURSEMENT – In addition to fee waivers, USBAM voluntarily reimbursed expenses of $194 for U.S. Treasury Money Market Fund in order to maintain minimum yields for each share class.

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the six-month period ended February 29, 2012, legal fees and expenses of $20 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

4 >	Portfolio Characteristics of the Tax Free Obligations Fund

The Tax Free Obligations Fund invests in municipal securities. At February 29, 2012, the percentage of portfolio investments by each category was as follows:

Tax Free Obligations Fund
Weekly Variable Rate Demand Notes	69.4%
Daily Variable Rate Demand Notes	15.2
Commercial Paper & Put Bonds	12.6
Other Municipal Notes & Bonds	2.8
100.0%

The Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At February 29, 2012, the percentage of total portfolio investments by each revenue source, was as follows:

Tax Free Obligations Fund
Revenue Bonds	94.3%
General Obligations	2.9
Tax and Revenue Anticipation Notes	2.8
100.0%

The implied credit ratings of all portfolio holdings as a percentage of total value of investments at February 29, 2012, were as follows:

Standard & Poor’s/Moody’s/Fitch Ratings	Tax Free Obligations Fund
AAA	41.5%
AA	31.6
A	26.9
100.0%

Individual security ratings are based on information from Moody’s Investor Service, Standard & Poor’s, and/or Fitch. If there are multiple ratings for a security the lowest rating is used, unless ratings are provided by all three agencies, in which case the middle rating is used.

5 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

6 >	New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair

FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT	39

Notes to Financial Statements	(unaudited as to February 29, 2012), all dollars and shares are rounded to thousands (000)

value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following:

1)	the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs.

7 >	Regulated Investment Company Modernization Act

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act is the first major piece of legislation affecting RICs since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

40	FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT

Notice to Shareholders	February 29, 2012 (unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at www.FirstAmericanFunds.com and on the U.S. Securities and Exchange Commission’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge, upon request, by calling 800.677.3863.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available without charge upon request (1) by calling 800.677.3863 and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

WEEKLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.FirstAmericanFunds.com on a weekly basis.

FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT	41

First American Funds’ Privacy Policy

We want you to understand what information we collect and how it’s used.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

How we collect your information

We obtain nonpublic information about you during the account opening process from the applications and other forms you are asked to complete and from the transactions you make with us. We may also receive nonpublic information about you from companies affiliated with us or from other companies that provide services to you. We do not use nonpublic information received from our affiliates for marketing purposes.

Why we collect your information

We gather nonpublic personal information about you and your accounts so that we can:

•	Know who you are and prevent unauthorized access to your information.
•	Comply with the laws and regulations that govern us.

The types of information we collect

We may collect the following nonpublic personal information about you:

•	Information about your identity, such as your name, address, and social security number.
•	Information about your transactions with us.
•	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Confidentiality and security

To protect nonpublic personal information about you, we restrict access to such information to only those employees and authorized agents who need to use the information. We maintain physical, electronic, and procedural safeguards to maintain the confidentiality and security of nonpublic information about you. In addition, we require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

What information we disclose

We may share some or all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform marketing services on our behalf.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by

•	First American Funds, Inc.
•	American Strategic Income Portfolio Inc.
•	American Strategic Income Portfolio Inc. II
•	American Strategic Income Portfolio Inc. III
•	American Select Portfolio Inc.
•	American Municipal Income Portfolio Inc.
•	Minnesota Municipal Income Portfolio Inc.
•	First American Minnesota Municipal Income Fund II, Inc.
•	American Income Fund Inc.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

42	FIRST AMERICAN FUNDS 2012 SEMIANNUAL REPORT

Board of Directors	First American Funds, Inc.

Leonard Kedrowski

Chairperson of First American Funds, Inc.

Owner and President of Executive and Management Consulting, Inc.

Roger Gibson

Director of First American Funds, Inc.

Director of Charterhouse Group, Inc.

John Kayser

Director of First American Funds, Inc.

Retired; former Principal of William Blair & Company, LLC

Richard Riederer

Director of First American Funds, Inc.

Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Funds, Inc.

Owner and President of Strauss Management Company

James Wade

Director of First American Funds, Inc.

Owner and President of Jim Wade Homes

First American Funds’ Board of Directors is comprised entirely of independent directors.

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

ADMINISTRATOR

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

CUSTODIAN

U.S. Bank National Association

60 Livingston Avenue

St. Paul, Minnesota 55101

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

220 South Sixth Street

Suite 1400

Minneapolis, Minnesota 55402

COUNSEL

Dorsey & Whitney LLP

50 South Sixth Street

Suite 1500

Minneapolis, Minnesota 55402

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

0027-12    04/2012    SAR MONEY

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to the semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: April 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: April 30, 2012

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: April 30, 2012